UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22023
Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917‑7700

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report January 31, 2025

Municipal Total Return Managed Accounts Portfolio
NMTRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Municipal Total Return Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Municipal Total Return Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

1	continued>>

Fund Statistics (as of January 31, 2025)

Fund net assets	$1,593,979,963

Total number of portfolio holdings	679

Portfolio turnover (%)	14%

What did the Fund invest in? (as of January 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H103_SAR_0125 4212208-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Core Impact Bond Managed Accounts Portfolio
NCIRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Core Impact Bond Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Impact Bond Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

1	continued>>

Fund Statistics (as of January 31, 2025)

Fund net assets	$18,610,095

Total number of portfolio holdings	124

Portfolio turnover (%)	63%

What did the Fund invest in? (as of January 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

2	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H400_SAR_0125 4212228-0326

3

Semi-Annual Shareholder Report January 31, 2025

Nuveen Emerging Markets Debt Managed Accounts Portfolio
NEMDX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Emerging Markets Debt Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Emerging Markets Debt Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

1	continued>>

Fund Statistics (as of January 31, 2025)

Fund net assets	$27,274,744

Total number of portfolio holdings	123

Portfolio turnover (%)	23%

What did the Fund invest in? (as of January 31, 2025)

(1) The ratings disclosed are the credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

2	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H509_SAR_0125 4212234-0326

3

Semi-Annual Shareholder Report January 31, 2025

Nuveen High Yield Managed Accounts Portfolio
NMYHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen High Yield Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

1	continued>>

Fund Statistics (as of January 31, 2025)

Fund net assets	$17,925,408

Total number of portfolio holdings	194

Portfolio turnover (%)	44%

What did the Fund invest in? (as of January 31, 2025)

(1) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H608_SAR_0125 4212243-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Preferred Securities and Income Managed Accounts Portfolio
NISPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Preferred Securities and Income Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred Securities and Income Managed Accounts Portfolio	$1	0.01%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

1	continued>>

Fund Statistics (as of January 31, 2025)

Fund net assets	$17,762,023

Total number of portfolio holdings	84

Portfolio turnover (%)	18%

What did the Fund invest in? (as of January 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H707_SAR_0125 4212251-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Securitized Credit Managed Accounts Portfolio
NNSDX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Securitized Credit Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Securitized Credit Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

1	continued>>

Fund Statistics (as of January 31, 2025)

Fund net assets	$42,326,534

Total number of portfolio holdings	166

Portfolio turnover (%)	19%

What did the Fund invest in? (as of January 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H806_SAR_0125 4212262-0326

2

Semi-Annual Shareholder Report January 31, 2025

Nuveen Ultra Short Municipal Managed Accounts Portfolio
NUSMX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Ultra Short Municipal Managed Accounts Portfolio for the period of August 1, 2024 to January 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Municipal Managed Accounts Portfolio	$0	0.00%
* Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub‑adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

1	continued>>

Fund Statistics (as of January 31, 2025)

Fund net assets	$10,000,000

Total number of portfolio holdings	33

Portfolio turnover (%)	0%

What did the Fund invest in? (as of January 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67073H889_SAR_0125 4212275-0326

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Portfolio of Investments January 31, 2025
Municipal Total Return
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.1%
1532884381 MUNICIPAL BONDS - 96 .1% 1532884381
ALABAMA - 0.5%
$ 1,000,000 Florence Public Educational Building Authority, Alabama,
Revenue Bonds, University of North Alabama Athletic Facilities
1830 Foundation Series 2024
5 .250% 11/01/49 $ 1,074,780
2,960,000 Huntsville, Alabama, General Obligation Warrants, Series 2023B 5 .000 03/01/40 3,269,783
1,415,000 Madison Water and Wastewater Board, Alabama, Water and
Sewer Revenue Bonds, Series 2023
5 .250 12/01/48 1,544,622
1,205,000 The Public Educational Building Authority of Jacksonville,
Alabama, Jacksonville State University Foundation, Higher
Educational Facilities Revenue Bonds, Jackson State University
Project Series 2023A - AGM Insured
5 .000 08/01/54 1,242,101
TOTAL ALABAMA 7,131,286
ALASKA - 0.8%
5,405,000 Alaska Housing Finance Corporation, General Obligation Bonds,
State Capital Project II, Series 2024A
5 .000 12/01/38 5,914,370
1,400,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/30 1,403,968
1,030,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/38 1,118,097
1,145,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2023, (AMT)
5 .250 12/01/40 1,237,153
2,310,000 Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A
5 .500 11/01/41 2,578,268
TOTAL ALASKA 12,251,856
ARIZONA - 2.4%
2,200,000 (a) Arizona Industrial Development Authority Education Revenue
Bonds, Pinecrest Academy of Northern Nevada Project, Series
2022A
4 .500 07/15/29 2,122,117
100,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D
5 .000 07/01/37 101,236
1,000,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G
5 .000 07/01/51 989,843
40,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017B
4 .000 03/01/27 39,599
615,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .000 07/15/28 623,460
1,050,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750 09/01/49 1,059,674
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .000 07/01/34 1,947,455
1,605,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .250 07/01/44 1,667,447
7,000,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
5 .000 07/01/47 7,158,354
2,875,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement, Project
of 2023, Series 2024A
5 .000 07/01/42 3,138,887
3,785,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5 .250 07/01/47 4,142,852
5,025,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2014A
5 .000 07/01/44 5,024,779
410,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 421,130

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 3,300,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000% 01/01/50 $ 3,499,100
250,000 (a) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5 .000 06/15/44 250,042
1,575,000 (a) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Desert Heights Charter School Project,
Refunding Series 2024
5 .875 06/01/44 1,581,877
1,500,000 (a) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A
5 .000 09/01/34 1,500,201
2,250,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/43 2,464,776
TOTAL ARIZONA 37,732,829
ARKANSAS - 0.4%
1,400,000 (a) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 1,342,129
1,800,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/36 1,878,070
2,015,000 Arkansas Tech University, Revenue Bonds, Refunding Student
Fee Series 2022A - BAM Insured
5 .000 12/01/42 2,075,757
1,000,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
Children's Hospital, Series 2023
5 .000 03/01/41 1,072,138
TOTAL ARKANSAS 6,368,094
CALIFORNIA - 4.4%
2,250,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/40 2,444,605
250,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/42 268,841
2,500,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)
4 .250 07/01/43 2,474,792
655,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University, Series 2013-U3
5 .000 06/01/43 781,169
3,540,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health System, Series 2009C
5 .000 07/01/33 3,901,428
450,000 California Health Facilities Financing Authority, Revenue Bonds,
Stanford Health Care, Series 2020A
4 .000 08/15/50 440,365
100,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 100,665
1,180,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5 .000 07/01/36 1,186,650
1,500,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
5 .000 07/01/38 1,513,497
600,000 (a) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
5 .500 06/15/39 641,414
315,000 (a) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
5 .900 06/15/44 339,173
1,750,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
4 .000 07/01/42 1,641,331
3,500,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .250 12/31/32 3,284,630
6,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/38 6,123,812
325,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5 .000 09/01/44 338,809
335,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5 .000 09/01/49 345,233

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,000,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000% 11/21/45 $ 4,001,099
2,000,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
5 .875 06/01/39 1,972,225
1,305,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
6 .375 06/01/59 1,272,060
1,000,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2015A
5 .000 08/01/35 1,002,357
325,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/25 326,828
725,000 (a) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/26 729,076
1,485,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Classical Academies Project, Series 2017A
5 .000 10/01/37 1,508,500
1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Envision Education, Series 2024A
5 .000 06/01/44 1,009,105
700,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/31 701,592
325,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5 .000 06/01/37 326,517
1,195,000 California State, General Obligation Bonds, Various Purpose
Series 2023
5 .250 10/01/45 1,326,244
3,900,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/36 3,952,540
280,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 281,436
750,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .125 08/15/47 793,941
1,250,000 El Rancho Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2023D - BAM
Insured
5 .750 08/01/48 1,434,899
5,000,000 Glendale Unified School District, Los Angeles County, California,
General Obligation Bonds, 2011 Election Series 2016C
3 .000 09/01/39 4,449,099
750,000 Irvine, California, Special Tax Bonds, Community Facilities District
2004-1 Central Park, Series 2015A
4 .000 09/01/35 750,337
50,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .000 11/15/35 54,626
1,145,000 Long Beach, California, Airport Revenue Bonds, Senior
Refunding Series 2022C - AGM Insured, (AMT)
5 .250 06/01/47 1,208,327
1,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5 .250 05/15/40 1,089,476
2,220,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Series
2022I
5 .000 05/15/48 2,374,168
1,475,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Lien Series 2015D,
(AMT)
5 .000 05/15/31 1,480,528
5,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Series 2022H, (AMT)
5 .500 05/15/38 5,478,883
1,000,000 North Lake Tahoe Public Financing Authority, California, Lease
Revenue Bonds, Health & Human Services Center Series 2022
5 .500 12/01/47 1,095,135
1,200,000 Rancho Mirage, California, Special Tax Bonds, Community
Facilities District 5 Section 31, Improvement Area 1 Series 2024A
5 .000 09/01/44 1,243,406
1,290,000 Sacramento, California, Special Tax Bonds, Community Facilities
District 4 North Natomas, Refunding Series 2015F
5 .000 09/01/27 1,301,272

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500% 05/01/38 $ 3,363,123
TOTAL CALIFORNIA 70,353,213
COLORADO - 7.1%
4,000,000 Adams 12 Five Star Schools, Adams County, Colorado, General
Obligation Bonds, Series 2025
5 .250 12/15/44 4,459,448
1,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 902,856
500,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 504,990
1,630,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Convertible to
Unlimited Tax Series 2023A - BAM Insured
5 .000 12/01/48 1,690,308
530,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024A
5 .000 12/01/49 555,787
500,000 Bromley Park Metropolitan District No. 2, In the City of Brighton,
Adams and Weld Counties, Colorado, Senior General Obligation
Limited Tax Refunding Bonds, Series 2023 - BAM Insured
5 .500 12/01/43 546,353
1,250,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding and Improvement Series 2024A - BAM Insured
5 .000 12/01/49 1,326,017
500,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/01/54 515,513
700,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 699,916
5,785,000 Centennial Water and Sanitation District, Douglas County,
Colorado, Water and Wastewater Revenue Bonds, Series 2024
5 .250 12/01/53 6,284,312
520,000 Chambers Highpoint Metropolitan District No. 2, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2021
5 .000 12/01/41 473,167
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .000 07/01/36 501,009
385,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/33 385,148
845,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/42 844,928
1,555,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2016A
5 .000 11/15/41 1,580,795
1,155,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/36 1,278,636
5,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 5,595,823
4,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/48 4,380,366
480,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
5 .000 12/01/44 500,773
2,905,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0 .000 12/01/31 1,683,637
795,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
4 .875 12/01/34 782,200
550,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .200 12/01/39 534,533
1,665,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .500 11/15/35 1,875,810

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,725,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750% 11/15/34 $ 1,989,612
805,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 925,177
3,500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/40 3,933,108
2,500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/41 2,784,629
700,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .500 11/15/40 778,671
1,100,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/25 1,113,113
500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/36 506,373
1,205,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2019A
4 .000 12/01/40 1,129,326
5,000,000 Eagle, Garfield and Routt Counties School District RE50J,
Colorado, General Obligation Bonds, Series 2024
5 .000 12/01/42 5,497,846
3,000,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 2,933,939
300,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 307,762
500,000 (a) Granary Metropolitan District 9, Weld County, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024
5 .450 12/01/44 485,740
500,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 490,105
2,000,000 Gypsum, Colorado, Sewer Enterprise Revenue Bonds, Series
2024
5 .000 12/01/54 2,112,237
1,065,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 1,059,689
500,000 (a) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2021A
5 .000 12/01/51 443,088
675,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/49 712,977
2,000,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024A
- AGM Insured
5 .000 12/01/49 2,110,288
1,500,000 Lambertson Farms Metropolitan District 1, Colorado, Revenue
Bonds, Refunding Series 2024A
4 .125 12/15/44 1,437,173
1,200,000 Lambertson Farms Metropolitan District 1, Colorado, Revenue
Bonds, Refunding Series 2024A
4 .250 12/15/49 1,134,921
2,550,000 (a) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .125 11/01/42 2,593,571
500,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
6 .250 12/01/37 508,371
4,000,000 (b) Mesa County Valley School District 51, Grand Junction, Colorado,
General Obligation Bonds, Series 2025
5 .250 12/01/49 4,370,864
500,000 (a) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 504,753
1,300,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .250 07/01/52 1,373,980

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 750,000 (a) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000% 12/01/54 $ 749,208
1,330,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1
7 .500 12/01/52 1,347,744
1,035,000 (a) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 1,034,302
5,130,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000 12/01/42 5,265,751
1,400,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5 .000 12/01/38 1,510,174
690,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5 .000 12/01/43 726,177
1,345,000 (a) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 1,307,159
1,345,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 1,377,957
500,000 (a),(c) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 363,347
2,060,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/39 2,417,302
7,870,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/40 9,205,948
900,000 Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Refunding & Improvement Series
2019
5 .000 12/01/39 904,995
500,000 (c) Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Convertible Capital Appreciation Improvement Series 2024A
0 .000 12/01/54 351,115
1,000,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/41 901,013
1,250,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020
5 .000 12/01/40 1,265,292
1,000,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 972,713
2,870,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,673,995
1,000,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 993,939
700,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
5 .000 12/01/40 649,602
750,000 Wildwing Metropolitan District 5, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024 - AGM Insured
4 .500 12/01/53 752,109
TOTAL COLORADO 112,909,480
CONNECTICUT - 0.7%
5,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A
4 .000 07/01/51 4,487,701
6,465,000 (a) Harbor Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Harbor Point Project,
Refunding Series 2017
5 .000 04/01/39 6,501,298
775,000 University of Connecticut, General Obligation Bonds, Series
2023A
5 .000 08/15/41 858,891
TOTAL CONNECTICUT 11,847,890

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE - 0.2%
$ 375,000 (a) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores
Special Development District, Series 2024
5 .250% 07/01/44 $ 386,553
715,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .625 07/01/49 719,931
1,030,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/30 1,050,340
750,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/31 764,193
TOTAL DELAWARE 2,921,017
DISTRICT OF COLUMBIA - 0.2%
1,240,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC
Issue, Series 2019
4 .000 07/01/44 1,143,644
1,540,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
5 .000 10/01/47 1,575,266
TOTAL DISTRICT OF COLUMBIA 2,718,910
FLORIDA - 11.1%
530,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
4 .250 05/01/32 529,718
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/42 1,006,858
1,495,000 Bay County School Board, Florida, Certificates of Participation,
Series 2022A
5 .500 07/01/42 1,626,280
690,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/33 690,432
2,000,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5 .000 04/01/52 2,065,594
4,100,000 Broward County School District, Florida, General Obligation
Bonds, School Series 2022
5 .000 07/01/47 4,343,046
1,000,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2022, (AMT)
5 .250 09/01/47 1,042,370
4,000,000 (a) Cabot Citrus Farms Community Development District, Florida,
Special Revenue Bond, Anticipated Note Series 2024
5 .250 03/01/29 4,025,468
1,000,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Series
2023 - BAM Insured
5 .250 10/01/48 1,087,625
2,095,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2019
5 .000 07/01/54 2,026,004
2,010,000 (a) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/39 2,036,934
1,525,000 (a) Capital Trust Authority, Florida, Charter School Revenue Bonds,
Mason Classical Academy Project Series 2024A
5 .000 06/01/44 1,524,894
1,270,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 1,250,284
2,235,000 Collier County Educational Facilities Authority, Florida, Revenue
Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/30 2,338,346
2,490,000 Collier County Educational Facilities Authority, Florida, Revenue
Bonds, Ave Maria University, Refunding Series 2023
5 .500 06/01/32 2,616,074
435,000 Collier County Educational Facilities Authority, Florida, Revenue
Bonds, Ave Maria University, Refunding Series 2023
5 .000 06/01/43 411,503
500,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
4 .300 05/01/33 504,111
1,000,000 Corkscrew Crossing Community Development District, Florida,
Special Assessment Bonds, Series 2023
5 .100 05/01/43 1,004,598
2,375,000 Escambia County Health Facilities Authority Health Care Facilities
Revenue Bonds, Florida, Series 2020A (Baptist Health Care
Corporation Obligated Group)
5 .000 08/15/32 2,509,313
2,950,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
5 .000 08/15/33 3,105,495

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 925,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Cornerstone Charter Schools Project, Series
2022
5 .000% 10/01/32 $ 949,674
1,230,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Cornerstone Classical Academy Series 2024A
5 .250 06/01/44 1,239,576
175,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5 .150 07/01/27 176,841
385,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5 .750 07/01/47 388,530
170,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6 .000 06/15/35 170,612
1,210,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Saint Andrews School of Boca Raton Inc Project
Series 2024A
5 .250 06/01/44 1,252,329
1,215,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Saint Andrews School of Boca Raton Inc Project
Series 2024A
5 .250 06/01/49 1,239,920
700,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Refunding Bonds, Central Charter School, Series 2022
5 .250 08/15/37 683,049
5,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .000 07/01/44 5,654,064
3,600,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/47 3,759,384
500,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 500,704
1,000,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project, Series
2022A
5 .000 02/01/40 1,070,809
12,000,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior
Lien Series 2015A
5 .000 10/01/35 12,083,064
760,000 (a) Fort Lauderdale, Florida, Special Assessment Bonds, Las Olas
Isles Undergrounding Project, Series 2022
4 .000 07/01/42 674,573
8,000,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Series 2015A, (AMT)
5 .000 10/01/40 8,044,960
500,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series 2024
6 .150 05/01/54 508,845
4,000,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds,
Series 2022
5 .250 06/01/47 4,230,819
1,905,000 Hialeah Utility Systems, Florida, Systems Revenue Bonds,
Refunding Series 2022
5 .000 10/01/33 2,090,858
300,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series 2024
5 .600 05/01/44 308,626
2,860,000 Hollywood Beach Community Development District 1, Florida,
Revenue Bonds, Public Parking Facilitiy Project, Refunding Series
2020
5 .000 10/01/35 3,015,174
1,110,000 (a) Jacksonville, Florida, Educational Facilities Revenue Bonds,
Jacksonville University Project, Series 2018B
5 .000 06/01/53 964,987
1,875,000 Julington Creek Plantation Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2023 - AGM
Insured
5 .500 05/01/43 2,046,011
1,665,000 Lakeland, Florida, Energy System Revenue Bonds, Refunding
Series 2023
5 .000 10/01/42 1,793,526
10,000,000 Lakeland, Florida, Energy System Revenue Bonds, Series 2021 5 .000 10/01/48 11,164,601
760,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Palm Grove Project, Series 2024
5 .500 05/01/55 753,600
885,000 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series
2023 - AGM Insured
5 .000 10/01/48 936,565

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 640,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5 .250% 06/15/27 $ 640,238
985,000 (a) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2024A
6 .000 06/15/38 1,009,368
1,000,000 (a) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2024A
6 .250 06/15/42 1,023,734
2,000,000 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Shell Point/Alliance Obligated Group,
Shell Point Project, Refunding Series 2024C
5 .000 11/15/44 2,076,697
4,410,000 Lee County, Florida, Airport Revenue Bonds, Series 2024, (AMT) 5 .250 10/01/43 4,738,185
2,895,000 Manatee County, Florida, Public Utilities Revenue Bonds,
Improvement and Refunding Series 2023
4 .000 10/01/48 2,793,098
9,250,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Refunding 2014
5 .000 11/15/39 9,252,057
6,550,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Refunding 2014
5 .000 11/15/44 6,551,322
900,000 Miami Dade County, Florida, Rickenbacker Causeway Revenue
Bonds, Series 2014
5 .000 10/01/27 900,978
920,000 Miami Dade County, Florida, Rickenbacker Causeway Revenue
Bonds, Series 2014
5 .000 10/01/28 920,972
500,000 Miami Dade County, Florida, Rickenbacker Causeway Revenue
Bonds, Series 2014
5 .000 10/01/30 500,491
325,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000 07/01/40 326,307
2,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 10/01/40 2,022,649
1,430,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/39 1,484,620
1,575,000 Monroe County, Florida, Airport Revenue Bonds, Key West
International Airport, Series 2022, (AMT)
5 .000 10/01/41 1,619,270
745,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/29 793,017
620,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/34 658,784
750,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/36 788,263
1,520,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/47 1,533,570
2,175,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 2,177,920
250,000 (a) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
3, Series 2024
5 .800 05/01/54 249,012
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5 .500 09/01/41 1,096,701
1,000,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2023
4 .200 05/01/33 1,007,144
410,000 Pompano Beach, Florida, Revenue Bonds, John Knox Village
Project, Series 2015
5 .000 09/01/35 410,184
5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series 2018
5 .000 07/01/38 5,194,640
2,120,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2022
5 .250 10/01/52 2,277,910
4,440,000 Sarasota County, Florida, Utility System Revenue Bonds, Series
2023
5 .000 10/01/48 4,718,695
2,200,000 St. Johns County School Board, Florida, Certificates of
Participation, Series 2024A - AGM Insured
5 .250 07/01/46 2,386,153

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,000,000 St. Johns County School Board, Florida, Certificates of
Participation, Series 2024A - AGM Insured
5 .500% 07/01/49 $ 3,282,387
1,350,000 Sumter County School Board, Florida, Certificates of
Participation, Series 2024 - AGM Insured
5 .250 01/01/49 1,456,590
1,425,000 Tampa Bay, Florida, Regional Water Supply Authority, Utility
System Revenue Bonds, Sustainability Series 2022
5 .250 10/01/47 1,547,884
4,090,000 Tampa, Florida, Water and Wastewater Systems Revenue Bonds,
Green Series 2022A
5 .250 10/01/57 4,404,801
1,100,000 Village Community Development District 10, Sumter County,
Florida, Special Assessment Revenue Bonds, Refunding Series
2023 - AGM Insured
5 .000 05/01/39 1,176,135
980,000 Village Community Development District 10, Sumter County,
Florida, Special Assessment Revenue Bonds, Refunding Series
2023 - AGM Insured
5 .000 05/01/40 1,042,459
2,885,000 (a) Village Community Development District 14, Leesburg, Florida,
Special Assessment Bonds, Series 2022
4 .750 05/01/32 2,986,837
500,000 (a) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .200 05/01/39 491,549
TOTAL FLORIDA 176,987,269
GEORGIA - 1.3%
750,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 757,385
2,000,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 2,051,351
3,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B,
(AMT)
5 .000 07/01/38 3,189,119
1,000,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .750 04/01/53 1,101,142
8,425,000 Coweta County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
5 .000 07/01/44 8,684,508
2,310,000 (a) Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  Second Tier
Series 2021B
5 .000 01/01/36 2,329,276
950,000 Henry County Hospital Authority, Georgia, Revenue Certificates,
Piedmont Henry Hospital Project, Series 2014A
5 .000 07/01/34 952,854
1,935,000 (a) Marietta Development Authority, Georgia, University Facilities
Revenue Bonds, Life University, Inc. Project, Refunding Series
2017A
5 .000 11/01/27 1,946,620
TOTAL GEORGIA 21,012,255
GUAM - 0.1%
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/33 1,007,803
TOTAL GUAM 1,007,803
HAWAII - 0.1%
750,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 760,950
440,000 Kauai County, Hawaii, Special Tax Bonds, Community Facilities
District 2008-1 Kukuiula Development Project, Series 2022
4 .000 05/15/29 439,531
470,000 Kauai County, Hawaii, Special Tax Bonds, Community Facilities
District 2008-1 Kukuiula Development Project, Series 2022
4 .000 05/15/30 467,409
375,000 Kauai County, Hawaii, Special Tax Bonds, Community Facilities
District 2008-1 Kukuiula Development Project, Series 2022
5 .000 05/15/31 393,710
250,000 Kauai County, Hawaii, Special Tax Bonds, Community Facilities
District 2008-1 Kukuiula Development Project, Series 2022
5 .000 05/15/32 262,930
TOTAL HAWAII 2,324,530

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 1.1%
$ 1,000,000 Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho,
Arrowrock Hydroelectric Project Revenue Bonds, Refunding
Series 2015
5 .000% 06/01/30 $ 1,000,781
2,090,000 Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho,
Arrowrock Hydroelectric Project Revenue Bonds, Refunding
Series 2015
5 .000 06/01/31 2,091,557
610,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/29 614,139
4,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
4 .000 03/01/38 4,018,891
6,105,000 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue
Bonds, Transportation Expansion & Congestion Mitigation Fund,
Series 2023A
5 .250 08/15/48 6,648,833
1,100,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Alturas Preparatory Academy Project Series
2024A
4 .250 05/01/49 1,022,507
750,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Alturas Preparatory Academy Project Series
2024A
4 .375 05/01/54 698,651
1,170,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Future Public School Project, Series 2022A
4 .000 05/01/32 1,098,870
750,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 785,890
TOTAL IDAHO 17,980,119
ILLINOIS - 6.4%
568,916 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7 .125 03/15/33 569,011
3,850,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .000 01/01/35 4,026,732
1,685,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .500 01/01/39 1,787,556
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/41 1,574,701
4,650,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5 .250 12/15/40 5,124,765
2,000,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014
4 .000 08/01/38 1,944,363
1,220,000 (a) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .300 08/01/28 1,228,775
1,275,000 (a) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
4 .500 08/01/33 1,313,773
1,000,000 (a) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .250 08/01/38 1,074,365
1,750,000 Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A
4 .000 08/15/40 1,692,808
2,000,000 Illinois Finance Authority, Revenue Bonds, Northshore University
HealthSystem, Series 2020A
4 .000 08/15/41 1,928,844
9,885,000 Illinois Finance Authority, Revenue Bonds, Northwestern
Memorial Healthcare, Series 2017A
4 .000 07/15/47 9,154,887
2,750,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
5 .000 11/15/38 2,756,586
12,000,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/44 12,015,949
725,000 Illinois Finance Authority, Revenue Bonds, Smith Crossing,
Refunding Series 2022
4 .000 10/15/30 688,691
7,500,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2014A
4 .000 10/01/38 7,485,802
830,000 Illinois Finance Authority, Student Housing & Academic Facility
Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago
LLC University of Illinois at Chicago Project, Series 2017A
5 .000 02/15/26 836,382

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 400,000 Illinois Finance Authority, Student Housing & Academic Facility
Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago
LLC University of Illinois at Chicago Project, Series 2017A
5 .000% 02/15/29 $ 408,960
1,240,000 Illinois Finance Authority, Student Housing & Academic Facility
Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago
LLC University of Illinois at Chicago Project, Series 2017A
5 .000 02/15/50 1,240,258
2,255,000 (a) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 2,217,788
1,240,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2022G
6 .250 10/01/52 1,333,985
5,000,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/30 5,345,453
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,621,032
6,000,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/28 6,273,383
5,000,000 Illinois State, General Obligation Bonds, October Series 2024C 4 .000 10/01/40 4,825,981
5,330,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 5,368,756
4,830,000 Knox & Warren Counties Community Unit School District 205
Galesburg, Illinois, General Obligation Bonds, Series 2019A
5 .500 12/01/37 5,053,068
1,100,000 Lake County Consolidated High School District 120 Mundelein,
Illinois, General Obligation Bonds, School Series 2022A
5 .500 12/01/40 1,194,065
600,000 Madison, Bond and Montgomery Counties Community Unit
School District 05, Highland, Illinois, General Obligation Bonds,
School Series 2022B - AGM Insured
5 .500 02/01/42 642,936
1,000,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University
Project, Refunding Series 2018B
5 .000 10/01/39 959,160
1,000,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/48 1,068,252
2,250,000 Southwestern Illinois Development Authority, Local Government
Revenue Bonds, Edwardsville Community Unit School District 7
Project, Series 2023A - BAM Insured
5 .500 12/01/35 2,510,892
2,000,000 Will County School District 114, Manhattan, Illinois, General
Obligation Bonds, Series 2022 - BAM Insured
5 .500 01/01/43 2,185,603
4,000,000 Will County, Illinois, General Obligation Bonds, Alternate
Revenue Source Series 2019
4 .000 11/15/47 3,710,074
TOTAL ILLINOIS 101,163,636
INDIANA - 4.3%
1,000,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5 .500 07/15/41 1,122,619
1,625,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5 .500 01/15/43 1,803,228
3,500,000 Brownsburg 1999 School Building Corporation, Indiana, First
Mortgage Bonds, Series 2023
5 .500 07/15/40 3,830,762
750,000 Carmel, Indiana, Waterworks Revenue Bonds, Refunding, Series
2024C - BAM Insured
5 .250 05/01/51 787,182
2,500,000 Evansville, Indiana, Waterworks District Revenue Bonds, Series
2022A - BAM Insured
5 .000 07/01/47 2,583,194
1,000,000 (a) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5 .875 06/01/55 942,719
850,000 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview
Health, Series 2018A
4 .000 11/01/48 801,617
4,000,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
DePauw University Project, Series 2022A
5 .000 07/01/42 4,067,014
520,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/51 464,796
2,000,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Hendricks Regional Health, Series 2024
5 .250 03/01/54 2,113,170
500,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/30 518,930

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,020,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000% 11/01/31 $ 1,051,881
435,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/32 446,627
1,110,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/33 1,136,057
760,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/34 776,618
665,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
5 .000 11/01/35 679,651
235,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
4 .000 11/01/36 227,330
1,125,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019A
4 .000 11/01/43 1,038,763
1,785,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health
Series 2022 - AGM Insured
5 .000 01/01/42 1,858,785
1,700,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health
Series 2022 - AGM Insured
5 .000 01/01/52 1,727,005
1,635,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/32 1,742,003
1,805,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .000 03/01/34 1,936,191
2,485,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .500 03/01/44 2,643,688
3,845,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .750 03/01/54 4,078,167
785,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .650 07/01/49 791,187
3,000,000 Indiana Municipal Power Agency, Power Supply System Revenue
Bonds, Series 2022A
5 .500 01/01/47 3,253,182
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2022G-2, (AMT)
5 .000 01/01/33 1,072,521
885,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2022G-2, (AMT)
5 .250 01/01/38 956,010
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/42 534,360
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/43 532,247
1,030,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .250 01/01/48 1,079,019
2,235,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Circle City Forward Phase II Project Revenue Bonds, Series 2023B
5 .250 02/01/48 2,426,657
5,850,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Ad Valorem Property Tax Funded Project Series
2023D
6 .000 02/01/48 6,645,125
630,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2022
5 .500 07/15/37 718,296
500,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2022
5 .500 07/15/39 562,450
2,960,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/36 3,358,871
3,500,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/38 3,927,435
1,280,000 Lake Ridge Multi-School Building Corporation, Lake County,
Indiana, First Mortgage Bonds, Ad Valorem Property Tax Series
2022
5 .500 07/15/40 1,421,589
1,150,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .500 01/15/42 1,257,089
465,000 Tippecanoe County NSE08 School Building Corporation, Indiana,
Ad Valorem Property Tax First Mortgage Bonds, Series 2023B
6 .000 07/15/41 539,424

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,325,000 Tippecanoe County NSE08 School Building Corporation, Indiana,
Ad Valorem Property Tax First Mortgage Bonds, Series 2023B
6 .000% 01/15/43 $ 1,525,725
TOTAL INDIANA 68,979,184
IOWA - 0.3%
2,030,000 (b) Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2025A
4 .550 07/01/45 2,030,037
3,000,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 3,056,770
TOTAL IOWA 5,086,807
KANSAS - 0.6%
1,075,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,039,119
725,000 Kansas Independent College Finance Authority, Revenue
Anticipation Notes, Private Education Short-Term Loan Program,
Series 2024A, B, and C
8 .150 05/01/25 729,254
1,200,000 Kansas Independent College Finance Authority, Revenue
Anticipation Notes, Private Education Short-Term Loan Program,
Series 2024A, B, and C
8 .500 05/01/25 1,206,827
1,500,000 Marion County Unified School District 410 Marion-Durham-
Hillsboro-Lehigh, Kansas, General Obligation Bonds Series 2024
- AGM Insured
4 .000 09/01/44 1,423,678
2,700,000 Unified School District No. 491, Douglas County. Kansas, General
Obligation Bonds, Refunding and School Building, Eudora Series
2023A - AGM Insured
5 .000 09/01/42 2,850,304
2,350,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, KU Health System, Refunding & Improvement Series 2015
5 .000 09/01/33 2,366,807
TOTAL KANSAS 9,615,989
KENTUCKY - 0.1%
1,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 127, Series 2022A
5 .250 06/01/39 1,389,287
TOTAL KENTUCKY 1,389,287
LOUISIANA - 2.3%
4,000,000 Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Series 2017 - AGM Insured
5 .000 11/01/42 4,035,851
3,255,000 Lafayette, Louisiana, Utilities Revenue Bonds, Electric Projects
Series 2024
5 .000 11/01/49 3,474,280
500,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Refunding Series 2024B, (AMT)
5 .000 01/01/36 526,225
200,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/31 195,327
2,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/34 2,050,236
2,640,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/35 2,702,221
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .000 10/01/43 2,049,728
9,500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .500 09/01/54 10,100,465
3,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .500 09/01/59 3,176,239
500,000 (a) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 503,120
3,000,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, Refunding Series 2018B - AGM Insured,
(AMT)
5 .000 04/01/37 3,071,275
4,900,000 Saint John the Baptist Parish School District 1, Louisiana, General
Obligation Bonds, Series 2023
5 .250 03/01/37 5,297,803
TOTAL LOUISIANA 37,182,770

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE - 0.5%
$ 1,500,000 Bath, Maine, General Obligation Bonds, Series 2024 4 .000% 05/01/44 $ 1,456,776
1,000,000 Bath, Maine, General Obligation Bonds, Series 2024 4 .000 05/01/49 962,856
5,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/46 4,838,766
500,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2022C - AGM Insured
5 .500 07/01/38 558,472
700,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2023A - AGM Insured
5 .000 07/01/42 752,210
TOTAL MAINE 8,569,080
MARYLAND - 0.1%
1,385,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .250 07/01/54 1,474,211
TOTAL MARYLAND 1,474,211
MASSACHUSETTS - 0.9%
3,545,000 Bristol County, Massachusetts, General Obligation Bonds,
Agricultural School Loan Act 2018 Series 2022
5 .250 06/01/45 3,871,101
500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Baystate Medical Center Issue, Series 2014N
5 .000 07/01/44 500,220
5,900,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G
5 .000 07/01/50 6,085,299
3,280,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2023B
5 .000 05/01/43 3,565,904
TOTAL MASSACHUSETTS 14,022,524
MICHIGAN - 2.4%
1,090,000 Belding School District, Ionia, Kent and Montcalm Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2022
5 .250 05/01/48 1,153,402
580,000 (d) Detroit Downtown Development Authority, Michigan, Tax
Increment Bonds, Development  Area 1 Projects, Series 1996C,
(ETM)
0 .000 07/01/25 572,795
5,000,000 Flat Rock Community School District, Wayne County, Michigan,
General Obligation Bonds, Refunding School Building and Site
Series 2023
5 .250 05/01/52 5,293,582
5,000 (d) Kalamazoo Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Bronson Healthcare Group, Inc., Refunding
Series 2016, (ETM)
5 .000 05/15/26 5,130
4,000,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Refunding & Capital Improvement Series
2023B - AGM Insured
5 .000 06/01/42 4,286,964
825,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015B
5 .000 05/15/34 827,987
3,600,000 (d) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A, (Pre-refunded
11/15/32)
5 .000 11/15/33 4,065,000
3,785,000 (d) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A, (Pre-refunded
11/15/32)
5 .000 11/15/34 4,273,896
3,975,000 (d) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2022A, (Pre-refunded
11/15/32)
5 .000 11/15/35 4,488,438
375,000 (a) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 294,842
1,000,000 Michigan Mathematics & Science Initiative, Michigan, Public
School Academy Revenue Bonds, Series 2021
4 .000 01/01/51 820,361
3,075,000 Michigan State University, General Revenue Bonds, Series 2024A 5 .250 08/15/43 3,436,645
5,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2021A
4 .000 11/15/44 4,943,727
3,000,000 Wyoming Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2023 - AGM
Insured
5 .000 05/01/43 3,187,135
TOTAL MICHIGAN 37,649,904

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 0.6%
$ 585,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5 .000% 07/01/59 $ 572,928
4,580,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 4,296,645
305,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
4 .500 08/01/26 305,015
1,750,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/37 1,851,581
980,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2022M
5 .100 07/01/42 1,016,163
1,000,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT
Charter School Project,  Series 2022A
5 .000 06/01/32 992,071
750,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2023
5 .500 12/01/38 785,983
TOTAL MINNESOTA 9,820,386
MISSISSIPPI - 1.3%
3,180,000 Medical Center Educational Building Corporation, Mississippi,
Revenue Bonds, University of Mississippi Medical Center, Colony
Park Teaching Campus, Series 2023A
5 .000 06/01/42 3,398,832
5,000,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2023C
4 .550 12/01/43 5,031,715
4,000,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 4,014,260
8,500,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 8,486,023
TOTAL MISSISSIPPI 20,930,830
MISSOURI - 2.9%
3,425,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5 .000 10/01/42 3,431,639
2,500,000 (a) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4 .875 11/01/37 2,317,700
1,960,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 2,097,108
4,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5 .500 05/01/42 4,319,247
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2015A
4 .000 01/01/45 2,913,195
10,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2012
4 .000 11/15/42 9,440,309
650,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/28 656,717
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/46 500,094
2,330,000 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2022A
5 .250 04/01/39 2,433,335
2,200,000 Ozark Reorganized School District 6, Christian County, Missouri,
General Obligation Bonds, School Building Series 2022 - AGM
Insured
6 .000 03/01/42 2,506,899
10,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/49 10,913,299
253,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 103,730
510,000 (a) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 510,644
810,000 Transportation Development District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
4 .500 06/01/36 811,428

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,255,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
4 .875% 06/15/36 $ 2,286,019
600,000 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022 - AGM Insured
6 .000 03/01/42 688,795
TOTAL MISSOURI 45,930,158
MONTANA - 1.2%
3,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023A
4 .450 12/01/43 3,001,803
1,220,000 Montana Facility Finance Authority, Hospital Revenue Bonds,
Benefis Health System Obligated Group, Refunding Series 2016
5 .000 02/15/31 1,256,537
5,000,000 Montana Facility Finance Authority, Revenue Bonds, Billings
Clinic Obligated Group, Series 2018A
5 .000 08/15/48 5,055,399
8,720,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, Series 2022 - AGM Insured
5 .250 11/15/52 9,300,646
TOTAL MONTANA 18,614,385
NEBRASKA - 0.9%
2,000,000 Douglas County Nebraska, Sanitary and Improvement, District
Number 608, General Obligation Bonds, North Streams, Series
2022
6 .000 12/15/37 1,892,184
1,750,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2022
5 .750 12/15/37 1,618,185
1,045,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2023
7 .000 10/15/38 1,032,722
525,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/29 526,052
2,500,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5 .150 09/01/43 2,583,007
3,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A
4 .500 09/01/44 3,022,053
3,000,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/49 3,186,962
TOTAL NEBRASKA 13,861,165
NEVADA - 1.6%
2,425,000 Clark County Water Reclamation District, Nevada, General
Obligation Water Bonds, Limited Tax Series 2023
5 .000 07/01/41 2,649,138
12,335,000 Clark County Water Reclamation District, Nevada, General
Obligation Water Bonds, Limited Tax Series 2023
5 .000 07/01/47 13,199,940
4,000,000 Clark County, Nevada  Airport Revenue Bonds, Senior Series
2015A
5 .000 07/01/40 4,017,835
770,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series 2023
5 .000 03/01/38 777,272
600,000 Las Vegas Special Improvement District 613, Nevada, Local
Improvement Bonds, Sunstone Phases III and IV Series 2024
5 .500 12/01/53 609,496
1,000,000 Las Vegas, Nevada, Local Improvement Revenue Bonds, Special
Improvement District 818 Summerlin Village 27, Series 2024
5 .000 12/01/39 1,033,913
935,000 Las Vegas, Nevada, Local Improvement Revenue Bonds, Special
Improvement District 818 Summerlin Village 27, Series 2024
5 .000 12/01/44 946,451
2,570,000 Reno-Tahoe Airport Authority, Nevada, Airport Revenue Bonds,
Series 2024B
5 .000 07/01/49 2,699,498
TOTAL NEVADA 25,933,543
NEW HAMPSHIRE - 1.0%
670,000 (d) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Catholic Medical Center, Series 2017, (Pre-
refunded 7/01/27)
5 .000 07/01/44 703,792
4,055,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/42 4,118,666
9,455,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, University System of New Hampshire, Series
2015
5 .000 07/01/40 9,502,217

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 1,350,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2023B
4 .450% 07/01/43 $ 1,351,359
TOTAL NEW HAMPSHIRE 15,676,034
NEW JERSEY - 1.6%
3,920,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5 .000 08/15/49 4,212,260
2,715,000 Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life
Science Exchange - H-1 Project Series 2023A
5 .000 08/15/53 2,892,380
5,300,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000 11/01/37 5,847,602
1,500,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5 .125 01/01/39 1,501,574
3,500,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 3,576,687
2,235,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 2,257,014
2,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 1,934,821
1,700,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .250 06/15/36 1,925,092
200,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/32 201,289
1,300,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5 .000 01/01/35 1,344,372
TOTAL NEW JERSEY 25,693,091
NEW MEXICO - 0.1%
1,970,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023D
5 .150 09/01/43 2,048,176
TOTAL NEW MEXICO 2,048,176
NEW YORK - 7.0%
400,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health System,
Inc. Project, Series 2015
5 .000 07/01/27 400,029
400,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series 2022A
4 .000 06/15/32 395,459
1,250,000 (a) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project Series 2022
5 .750 06/01/42 1,326,848
1,335,000 Dormitory Authority of the State of New York, Columbia
University Revenue Bonds, Series 2020A
5 .000 10/01/50 1,535,886
785,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Barnard College, Series 2022A
5 .000 07/01/37 829,557
725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/32 731,532
525,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/34 527,450
925,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
4 .000 07/01/38 829,497
800,000 Dormitory Authority of the State of New York, Revenue Bonds,
Catholic Health System Obligated Group Series 2019A
5 .000 07/01/41 798,189
9,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/32 9,022,583
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4 .000 07/01/51 4,784,357
2,535,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/25 2,554,962

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 800,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000% 09/01/36 $ 783,917
450,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/37 438,511
750,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/38 725,607
7,800,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2016A
5 .000 07/01/37 7,988,377
300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/29 300,489
1,575,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 1,810,715
580,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 682,732
1,975,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5 .000 12/01/46 1,986,431
750,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
5 .000 12/01/25 757,960
2,011,369 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Refunding Series
2006A-2
5 .250 06/01/26 1,973,211
2,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series AA-2
5 .000 06/15/46 2,161,256
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5 .000 11/01/39 2,247,116
2,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023B-1
5 .250 11/01/36 2,839,802
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023D-1
5 .500 11/01/45 5,532,957
4,035,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
5 .000 05/01/44 4,321,664
7,090,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 7,094,957
500,000 (d) New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds,
Pooled Loan Issue, Series 2005B, (ETM)
5 .500 10/15/27 532,790
1,220,000 New York State Power Authority, General Revenue Bonds, Green
Series 2024A
5 .000 11/15/42 1,373,807
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .250 06/30/43 1,888,062
2,600,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 2,736,838
1,980,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .500 06/30/44 2,118,654
8,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/31 9,067,475
1,660,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/42 1,712,083
2,750,000 Niagara Frontier Transportation Authority, New York, Airport
Revenue Bonds, Buffalo International Airport, Series 2014A,
(AMT)
5 .000 04/01/25 2,752,654
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
5 .000 11/01/44 4,084,415
750,000 Schenectady County Capital Resource Corporation, New York,
Revenue Bonds, Union College Project, Series 2022
5 .250 07/01/52 803,583

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 7,625,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2022A
5 .250% 05/15/52 $ 8,163,411
7,165,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
5 .250 05/15/59 7,698,269
1,360,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023 - AGM Insured
5 .750 11/01/48 1,505,824
915,000 Yonkers Industrial Development Agency, New York, School
Facility Revenue Bonds, New Community School Project Series
2022
5 .250 05/01/51 970,150
1,155,000 Yonkers, New York, General Obligation Bonds, Serial Series
2022F - BAM Insured
5 .000 11/15/38 1,277,016
TOTAL NEW YORK 112,067,082
NORTH CAROLINA - 0.8%
6,370,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2022A
4 .000 07/01/47 6,186,764
1,300,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2022A - AGM Insured,
(AMT)
5 .250 07/01/39 1,394,879
430,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/41 460,120
1,090,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/42 1,161,708
620,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds Series 2023 - AGM Insured,
(AMT)
5 .250 07/01/43 658,044
1,095,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Everyage, Series 2024B
5 .000 09/01/49 1,109,097
1,500,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/44 1,547,336
500,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 511,515
TOTAL NORTH CAROLINA 13,029,463
NORTH DAKOTA - 0.6%
2,580,000 North Dakota Board of Higher Education, Housing and Auxiliary
Facilities Revenue Bonds, Bismarck State College, Series 2024 -
AGM Insured
5 .000 05/01/49 2,689,241
1,000,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2023D
4 .500 07/01/43 1,002,780
5,000,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024C
4 .650 07/01/44 5,049,646
1,485,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/34 1,521,530
TOTAL NORTH DAKOTA 10,263,197
OHIO - 2.1%
925,000 Beachwood City School District, Cuyahoga County, Ohio,
General Obligation Bonds,  School Improvement Series 2023
4 .125 12/01/60 882,568
1,315,000 Brunswick City School District, Medina County, Ohio, General
Obligation Bonds, Classroom Facilities School Improvement
Series 2023 - BAM Insured
5 .250 12/01/53 1,388,435
2,000,000 (b) Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5 .250 01/01/42 2,156,808
3,700,000 (a) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/53 3,671,620
1,000,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/44 1,033,697

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,415,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000% 05/15/49 $ 1,443,337
1,910,000 County of Warren, Ohio Hospital FaciliaWarren County, Ohio,
Hospital Facilities Revenue Bonds, Community First Solutions
Obligated Group Refunding Series 2024A.ties Refunding
Revenue Bonds Series 2024
5 .000 05/15/52 1,939,638
1,000,000 Dayton, Ohio, Water System Revenue Bonds, Series 2022 5 .500 12/01/42 1,084,992
2,000,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015
5 .000 05/15/35 2,008,036
400,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 416,379
285,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 286,499
5,000,000 New Albany Plain Local Joint Park District, Franklin and Licking
Counties, Ohio, General Obligation Bonds, Park Facilities Series
2023 - BAM Insured
5 .500 12/01/48 5,423,992
1,150,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 1,128,554
250,000 (a) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 251,654
1,730,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical
Center of Akron, Series 2024A
5 .250 08/14/48 1,869,079
1,700,000 Summit County Development Finance Authority, Ohio, Parking
System Revenue Bonds, University of Akron Parking Project
Series 2023
5 .500 12/01/43 1,829,024
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 5,445,193
635,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5 .250 12/01/44 676,210
TOTAL OHIO 32,935,715
OKLAHOMA - 0.5%
2,145,000 Clinton Public Works Authority,  Oklahoma, Educational Facilities,
Lease Revenue Bonds, Series 2022
5 .000 10/01/33 2,302,138
1,925,000 Clinton Public Works Authority,  Oklahoma, Educational Facilities,
Lease Revenue Bonds, Series 2022
5 .000 10/01/35 2,055,963
2,000,000 Grand River Dam Authority, Oklahoma, Revenue Bonds,
Refunding Series 2024A
5 .000 06/01/42 2,183,838
750,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 783,313
TOTAL OKLAHOMA 7,325,252
OREGON - 0.7%
1,625,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/41 1,754,214
1,635,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/42 1,756,322
1,375,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/43 1,470,551
525,000 (c) Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
0 .000 06/15/43 544,455
1,600,000 (a) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .500 12/15/44 1,606,768
1,300,000 (a) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .750 12/15/54 1,297,357
500,000 (a) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 500,931
1,530,000 West Linn, Oregon, General Obligation Bonds, Series 2023 4 .000 06/01/41 1,526,303
1,465,000 West Linn, Oregon, General Obligation Bonds, Series 2023 4 .000 06/01/43 1,435,088
TOTAL OREGON 11,891,989

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 2.4%
$ 100,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5 .000% 05/01/33 $ 101,740
2,000,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Refunding Forward
Delivery Series 2022
5 .000 05/01/42 2,076,870
11,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 11,957
147,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 146,478
73,000 (c) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0 .000 06/30/44 52,525
23,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 23,428
1,000,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/44 1,055,650
1,420,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/47 1,489,941
1,000,000 Hatboro-Horsham School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2023A
5 .250 09/15/47 1,061,673
6,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .000 06/30/33 6,444,566
4,500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/35 4,895,055
1,000,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
4 .125 12/31/38 969,469
8,670,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 8,765,825
3,275,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
5 .250 11/01/48 3,500,681
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A
4 .800 04/01/35 1,052,165
3,000,000 Pennsylvania State, General Obligation Bonds, First Series 2023 4 .000 09/01/42 2,973,606
2,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/47 2,704,490
1,215,000 South Western School District of York County, Pennsylvania,
General Obligation Bonds, Series 2023
5 .250 02/15/50 1,272,980
TOTAL PENNSYLVANIA 38,599,099
RHODE ISLAND - 0.3%
4,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group,
Refunding Series 2016
5 .000 05/15/39 4,024,989
TOTAL RHODE ISLAND 4,024,989
SOUTH CAROLINA - 1.5%
1,150,000 Aiken Water & Sewer System, South Carolina, Revenue Bonds,
Series 2024A
4 .000 08/01/49 1,091,120
750,000 Horry County, South Carolina, Limited Obligation Bonds,
Hospitality Fee & Local Accommodations Fee Pledge, Series
2022
5 .000 09/01/39 823,248
3,000,000 South Carolina Housing Finance and Development Authority,
Multifamily Housing Revenue Bonds, Edgewood Place
Apartments Series 2023A
4 .800 07/01/45 3,054,769
5,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/45 5,557,524

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 4,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500% 11/01/46 $ 4,433,509
3,265,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 3,582,959
250,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital & South
of Broad Healthcare Project, Series 2024
5 .250 11/15/39 261,754
3,500,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B
4 .000 12/01/49 3,269,252
870,000 South Island Public Service District, South Carolina, Waterworks
and Sewer System Revenue Bonds, Improvement Series 2022
5 .250 04/01/42 951,893
1,325,000 Spartanburg County School District 4, South Carolina, General
Obligation Bonds, Series 2022A
5 .000 03/01/47 1,405,168
TOTAL SOUTH CAROLINA 24,431,196
SOUTH DAKOTA - 0.7%
1,555,000 Baltic School District No. 49-1, South Dakota, General Obligation
Bonds, Series 2022 - AGM Insured
5 .500 12/01/51 1,657,043
1,960,000 Brandon, Minnehaha County, South Dakota, Water Surcharge
Revenue Bonds, Series 2022 - BAM Insured
5 .500 08/01/47 2,135,764
8,000,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Avera Health, Refunding Series 2017
4 .000 07/01/42 7,586,718
TOTAL SOUTH DAKOTA 11,379,525
TENNESSEE - 0.8%
2,050,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-2
5 .000 08/01/49 2,071,637
1,400,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5 .000 04/01/27 1,435,803
3,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
4 .000 11/15/43 2,830,108
665,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties LLC -
University of Tennessee Project, Student Housing Series 2024A-1
- BAM Insured
5 .000 07/01/44 698,506
1,100,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, (AMT)
5 .250 07/01/34 1,213,147
1,300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, (AMT)
5 .500 07/01/37 1,438,917
2,160,000 Tennessee State School Bond Authority, Higher Educational
Facilities Second Program Bonds, Series 2022A
5 .000 11/01/47 2,292,517
TOTAL TENNESSEE 11,980,635
TEXAS - 6.7%
500,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
5 .000 08/15/49 490,870
685,000 (a) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .000 02/15/42 689,110
645,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A
5 .000 12/01/51 639,213
500,000 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2023
4 .000 08/01/48 481,587
4,300,000 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2024
5 .250 08/01/49 4,702,815
4,300,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5 .000 11/15/42 4,686,255
560,000 (a) Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Whisper Valley Public Improvement
District Improvement Area 3, Series 2024
5 .000 11/01/44 551,877

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 550,000 (a) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project Special Assessment
Revenue Bonds Series 2022
5 .250% 09/15/42 $ 540,233
3,000,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/40 3,294,089
3,740,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
4 .000 12/01/51 3,535,684
3,055,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2022B
5 .000 11/01/40 3,315,657
276,000 (d) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2021C, (Pre-refunded 9/01/31)
4 .000 09/01/44 290,641
750,000 (a) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5 .250 12/31/44 735,877
1,500,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .000 08/01/32 1,589,937
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .000 08/01/33 1,059,882
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .000 08/01/34 1,055,417
650,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/40 700,176
600,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .500 08/01/41 644,149
2,500,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, School Building Series 2024
4 .500 02/15/49 2,562,703
6,220,000 Greater Texoma Utility Authority, Texas, Contract Revenue Bonds,
City of Sherman Project Series 2024 - BAM Insured
5 .000 10/01/49 6,500,714
955,000 Hackberry, Texas, Combination Special Assessment and Contract
Revenue Road and Utility Bonds, Hidden Cove Improvement
District 2, Series 2017
4 .500 09/01/32 948,409
1,230,000 Hackberry, Texas, Combination Special Assessment and Contract
Revenue Road and Utility Bonds, Hidden Cove Improvement
District 2, Series 2017
4 .500 09/01/32 1,221,510
5,000,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022A
5 .000 07/01/52 5,172,862
1,250,000 Harris County Flood Control District, Texas, General Obligation
Bonds, Refunding Improvement,  Sustainability Green Series
2022A
5 .250 10/01/40 1,388,375
2,255,000 Highland Park Independent School District, Potter County, Texas,
General Obligation Bonds, School Building Series 2023
5 .250 02/15/41 2,487,150
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/41 5,375,856
2,475,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .500 07/15/35 2,677,817
1,200,000 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
5 .000 02/15/41 1,308,862
1,500,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021, (AMT)
5 .000 11/01/29 1,585,377
1,500,000 (a) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 1,499,487
1,060,000 Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018
5 .000 09/15/31 1,067,156
750,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/30 750,000
1,304,880 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/33 1,304,880
1,040,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 1,039,035

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,455,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Refunding Series 2017
5 .000% 02/01/42 $ 5,557,631
2,185,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2022D
5 .500 11/15/47 2,382,506
3,850,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckner Senior Living
Ventana Project, Series 2017A
6 .625 11/15/37 4,008,336
6,000,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series
2016A
5 .000 02/15/47 6,050,866
2,250,000 Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023
5 .250 08/15/40 2,445,154
5,000,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
5 .250 09/01/52 5,131,065
5,540,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2022B
6 .000 03/01/53 6,021,308
2,700,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .250 12/31/36 2,871,949
2,450,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 2,494,306
500,000 Texas Public Finance Authority, Revenue Bonds, Texas Southern
University Financing System Series 2023 - BAM Insured
5 .250 05/01/38 543,611
2,000,000 Texas State Technical College System, Financing System Revenue
Bonds, Improvement Series 2022A - AGM Insured
6 .000 08/01/54 2,230,326
400,000 (a) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project Special
Assessment Revenue Bonds Series 2022
5 .250 09/15/42 392,451
1,240,000 Viridian Municipal Management District, Texas, Revenue Bonds,
Road Improvement Series 2023 - AGM Insured
5 .000 12/01/38 1,291,928
TOTAL TEXAS 107,315,099
UTAH - 3.6%
265,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5 .625 12/01/53 267,265
355,000 (a) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 360,395
5,995,000 Herber Light and Power Company, Utah, Electric Revenue Bonds,
Series 2023 - BAM Insured
5 .000 12/15/47 6,230,782
4,000,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5 .000 07/01/39 4,286,765
5,000,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5 .000 07/01/40 5,330,077
5,925,000 Jordan Valley Water Conservancy District, Utah, Water Revenue
Bonds, Series 2024A
5 .000 10/01/54 6,201,980
1,275,000 (a) Jordanelle Ridge Public Infrastructure District 2, Utah, General
Obligation Bonds, Limited Tax Series 2023A
7 .750 03/01/54 1,288,072
4,490,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds, Series
2022
5 .250 06/15/47 4,712,288
4,060,000 Lehi Local Building Authority, Utah, Lease Revenue Bonds, Series
2022
5 .500 06/15/49 4,319,073
1,955,000 (a) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4 .500 06/01/51 1,548,203
1,375,000 Ogden City Municipal Building Authority, Utah, Lease Revenue
Bonds, Series 2023A
5 .000 01/15/48 1,447,204
1,450,000 Peaks Public Infrastructure District, Morgan County, Utah, Special
Assessment Revenue Bonds, Series 2024
5 .250 12/01/53 1,395,673
1,715,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .250 07/01/43 1,821,475
5,000,000 University of Utah, General Revenue Bonds, Green Series 2022B 5 .000 08/01/41 5,447,754

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 145,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Bridge Elementary Project, Series 2021A
4 .000% 06/15/41 $ 121,719
350,000 Utah Infrastructure Agency, Telecommunications Revenue Bonds,
Series 2021
4 .000 10/15/28 351,822
480,000 Utah Infrastructure Agency, Telecommunications Revenue Bonds,
Series 2021
4 .000 10/15/30 482,504
500,000 Utah Infrastructure Agency, Telecommunications Revenue Bonds,
Series 2021
4 .000 10/15/32 498,031
1,190,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5 .500 06/01/40 1,331,915
1,000,000 (a) Ventana Resort Village Public Infrastructure District, Utah, General
Obligation Bonds, Limited Tax Series 2024
5 .500 03/01/54 979,449
8,820,000 Wasatch County School District Local Building Authority, Utah,
Lease Revenue Bonds, Board of Education Series 2022
5 .500 06/01/47 9,466,166
TOTAL UTAH 57,888,612
VERMONT - 0.8%
12,000,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2015
5 .000 10/01/40 12,103,508
1,270,000 Vermont Educational and Health Buildings Financing Agency,
Revenue Bonds, University of Vermont Medical Center Project,
Green Series 2016B
5 .000 12/01/37 1,284,347
TOTAL VERMONT 13,387,855
VIRGINIA - 2.5%
13,200,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 13,266,817
3,000,000 Front Royal and Warren County Industrial Development
Authority, Virginia, Hospital Revenue Bonds, Valley Health System
Obligated Group, Series 2018
4 .000 01/01/50 2,798,064
2,030,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/35 1,958,854
415,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .750 12/01/53 456,175
350,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 385,036
5,000,000 Norfolk Economic Development Authority, Virginia, Hospital
Facility Revenue Bonds, Sentara Healthcare Systems, Refunding
Series 2018B
4 .000 11/01/48 4,701,325
2,200,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
6 .500 09/01/43 2,476,820
5,875,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2024A
4 .000 02/01/40 5,923,093
310,000 (b) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .500 07/01/45 309,517
1,320,000 Virginia Small Business Financing Authority, Environmental
Facilities Revenue Bonds (Pure Salmon Virginia LLC Project),
Escrow Refinancing Series 2022, (AMT), (Mandatory Put
11/20/25)
4 .000 11/01/52 1,321,626
1,750,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/47 1,764,160
500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 523,361
300,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 06/30/38 316,667

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,365,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000% 01/01/31 $ 1,378,914
1,300,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/32 1,310,775
650,000 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured
5 .250 07/01/53 695,291
TOTAL VIRGINIA 39,586,495
WASHINGTON - 3.3%
2,500,000 Grant County Public Hospital District 2, Washington, General
Obligation Bonds, Quincy Valley Medical Center, Series 2023
5 .000 12/01/38 2,554,178
5,000,000 Jefferson County Public Hospital District 2, Washington, Hospital
Revenue Bonds, Refunding Series 2023A
6 .875 12/01/53 5,193,446
1,930,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .000 12/01/42 2,053,327
2,765,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax Series 2024
5 .250 12/01/45 2,955,006
10,270,000 King County, Washington, Sewer Revenue Bonds, Refunding
Series 2016A
4 .000 07/01/40 10,229,704
4,000,000 Kitsap County School District 100C Bremerton, Washington,
General Obligation Bonds, Series 2024
5 .250 12/01/47 4,366,605
700,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Regional Health, Series 2024
5 .500 12/01/41 749,949
3,855,000 Washington Health Care Facilities Authority, Revenue Bonds,
Central Washington Health Services Association, Refunding
Series 2015
5 .000 07/01/39 3,859,403
5,030,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/42 5,038,768
9,885,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Children's Hospital, Series 2015B
5 .000 10/01/38 9,898,123
675,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/25 679,334
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/32 2,058,096
700,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
4 .000 08/15/42 644,368
2,550,000 (a),(d) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Herons Key Senior Living, Series
2015A, (Pre-refunded 7/01/25)
7 .000 07/01/50 2,586,264
TOTAL WASHINGTON 52,866,571
WEST VIRGINIA - 0.4%
3,250,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/43 3,272,816
3,780,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
5 .000 06/01/47 3,818,723
TOTAL WEST VIRGINIA 7,091,539
WISCONSIN - 1.9%
1,750,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mountain Island Charter School, North Carolina, Series
2017B
5 .000 07/01/47 1,692,867
3,500,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
Renown Regional Medical Center Project, Refunding Series
2016A
5 .000 06/01/40 3,526,543
1,000,000 Public Finance Authority of Wisconsin, Project Revenue Bonds,
CFP3 - Eastern Michigan University Student Housing Project,
Series 2022A-1 - BAM Insured
5 .250 07/01/36 1,102,216
1,775,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
5 .000 06/15/38 1,786,656

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,100,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2024A
5 .000% 06/15/64 $ 1,098,125
7,315,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 7,523,606
1,875,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5 .500 12/01/52 2,008,625
1,935,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 2,040,719
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 1,466,835
2,410,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic, Series 2016B
5 .000 02/15/34 2,435,503
3,600,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series
2017
4 .000 08/15/42 3,434,886
1,415,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2024A
5 .250 08/15/39 1,515,776
TOTAL WISCONSIN 29,632,357
TOTAL MUNICIPAL BONDS
(Cost $1,529,801,520) 1,532,884,381
TOTAL LONG-TERM INVESTMENTS
(Cost $1,529,801,520) 1,532,884,381
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
7650000 MUNICIPAL BONDS - 0 .5% 7650000
COLORADO - 0.1%
1,325,000 (f) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Variable Rate Demand Subordinate Lien Improvement Series
2006B
2 .150 11/01/36 1,325,000
TOTAL COLORADO 1,325,000
INDIANA - 0.3%
5,000,000 (f) Purdue University, Indiana, University Revenue Bonds, Student
Facility System Series 2004A
2 .150 07/01/33 5,000,000
TOTAL INDIANA 5,000,000
NEW YORK - 0.1%
1,325,000 (f) Battery Park City Authority, New York, Revenue Bonds, Adjustable
Rate Junior Series 2019D-2
1 .850 11/01/38 1,325,000
TOTAL NEW YORK 1,325,000
TOTAL MUNICIPAL BONDS
(Cost $7,650,000) 7,650,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,650,000) 7,650,000
TOTAL INVESTMENTS - 96 .6%
(Cost $ 1,537,451,520 ) 1,540,534,381
OTHER ASSETS & LIABILITIES, NET -  3.4% 53,445,582
NET ASSETS - 100% $ 1,593,979,963
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $129,113,554 or 8.4% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Portfolio of Investments January 31, 2025
(continued)
Municipal Total Return

See Notes to Financial Statements
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments January 31, 2025
Core Impact Bond
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.4%
294027 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1.6% 294027
BANKS - 1.1%
$ 200,000 (a) African Development Bank 5.750 % N/A $ 193,693
TOTAL BANKS 193,693
UTILITIES - 0.5%
100,000 (a),(b) Vistra Corp 7.000 N/A 100,334
TOTAL UTILITIES 100,334
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $282,007) 294,027
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 4.7% –
67,818 (b) GoodLeap Sustainable Home Solutions Trust 2021-3, 2021 3CS 2.100 05/20/48 52,934
117,507 (b) GoodLeap Sustainable Home Solutions Trust 2021-4, 2021 4GS 2.360 07/20/48 87,432
126,775 (b) Loanpal Solar Loan 2021-2 Ltd, 2021 2GS 2.220 03/20/48 98,932
105,369 (b) Mosaic Solar Loan Trust 2020-2, 2020 2A 1.440 08/20/46 87,870
125,438 (b) Mosaic Solar Loan Trust 2021-3, 2021 3A 1.920 06/20/52 92,915
250,000 (b) Tesla Auto Lease Trust 2024-B, 2024 B 4.820 10/20/27 250,208
36,652 (b) Vivint Solar Financing V LLC, 2018 1A 7.370 04/30/48 34,217
198,378 (b) Vivint Solar Financing VII LLC, 2020 1A 2.210 07/31/51 178,463
TOTAL ASSET-BACKED SECURITIES
(Cost $1,025,245) 882,971
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
8146393 CORPORATE BONDS - 43.8% 8146393
AUTOMOBILES & COMPONENTS - 0.5%
100,000 Ford Motor Co 3.250 02/12/32 83,681
TOTAL AUTOMOBILES & COMPONENTS 83,681
BANKS - 10.2%
400,000 Asian Infrastructure Investment Bank/The 4.500 01/16/30 401,310
250,000 Canadian Imperial Bank of Commerce 0.950 10/23/25 243,800
500,000 Citibank NA 4.876 11/19/27 501,161
250,000 International Development Association, Reg S 0.375 09/23/25 243,560
500,000 M&T Bank Corp 4.833 01/16/29 497,587
TOTAL BANKS 1,887,418
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
200,000 (b) Amazon Conservation DAC 6.034 01/16/42 201,559
250,000 Rockefeller Foundation/The 2.492 10/01/50 150,609
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 352,168
CONSUMER SERVICES - 1.3%
100,000 Massachusetts Higher Education Assistance Corp 2.673 07/01/31 84,774
200,000 Starbucks Corp 4.450 08/15/49 164,424
TOTAL CONSUMER SERVICES 249,198
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
225,000 (b) Alimentation Couche-Tard Inc 3.625 05/13/51 154,494
250,000 Sysco Corp 2.400 02/15/30 221,743
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 376,237
FINANCIAL SERVICES - 6.9%
300,000 European Investment Bank 3.750 02/14/33 283,933
450,000 (b) HA Sustainable Infrastructure Capital Inc 6.375 07/01/34 438,037
125,000 (b),(c) HAT Holdings I LLC / HAT Holdings II LLC 3.750 09/15/30 110,578
100,000 Kreditanstalt fuer Wiederaufbau 4.375 02/28/34 98,216
45,000 Low Income Investment Fund 3.386 07/01/26 43,715
50,000 NHP Foundation/The 6.000 12/01/33 52,667
250,000 (b) WLB Asset VI Pte Ltd 7.250 12/21/27 260,890
TOTAL FINANCIAL SERVICES 1,288,036

Portfolio of Investments January 31, 2025
(continued)
Core Impact Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.9%
$ 250,000 PepsiCo Inc 2.875% 10/15/49 $ 162,369
TOTAL FOOD, BEVERAGE & TOBACCO 162,369
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
250,000 Seattle Children's Hospital 2.719 10/01/50 154,156
TOTAL HEALTH CARE EQUIPMENT & SERVICES 154,156
MATERIALS - 3.2%
350,000 Air Products and Chemicals Inc 4.800 03/03/33 343,850
250,000 (b) Smurfit Westrock Financing DAC 5.418 01/15/35 249,898
TOTAL MATERIALS 593,748
MEDIA & ENTERTAINMENT - 2.6%
500,000 Comcast Corp 4.650 02/15/33 482,002
TOTAL MEDIA & ENTERTAINMENT 482,002
TELECOMMUNICATION SERVICES - 0.9%
250,000 Verizon Communications Inc 2.850 09/03/41 174,049
TOTAL TELECOMMUNICATION SERVICES 174,049
UTILITIES - 12.6%
250,000 (b),(d) ContourGlobal Power Holdings SA 6.750 02/28/30 250,050
200,000 Duke Energy Progress LLC 4.000 04/01/52 152,612
250,000 MidAmerican Energy Co 3.150 04/15/50 167,197
250,000 Pacific Gas and Electric Co 6.700 04/01/53 257,200
250,000 PG&E Recovery Funding LLC 5.231 06/01/42 246,669
100,000 Public Service Co of Oklahoma 2.200 08/15/31 83,444
100,000 Public Service Electric and Gas Co 5.125 03/15/53 92,794
150,000 (b) RWE Finance US LLC 5.875 04/16/34 150,162
174,526 (b) Solar Star Funding LLC 5.375 06/30/35 174,516
200,000 Southern California Edison Co 3.650 06/01/51 135,824
200,000 Southwestern Electric Power Co 3.250 11/01/51 127,420
150,000 Southwestern Public Service Co 3.150 05/01/50 96,076
184,448 (b) Sweihan PV Power Co PJSC2022 1 3.625 01/31/49 147,108
116,827 (b) Topaz Solar Farms LLC 5.750 09/30/39 113,875
166,301 (b) UEP Penonome II SA2020 1 6.500 10/01/38 148,384
TOTAL UTILITIES 2,343,331
TOTAL CORPORATE BONDS
(Cost $8,878,967) 8,146,393
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
877126 EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 4.7% 877126
CANADA - 1.2%
250,000 (b) OMERS Finance Trust 3.500 04/19/32 227,416
TOTAL CANADA 227,416
NETHERLANDS - 2.4%
200,000 (b) Nederlandse Waterschapsbank NV 4.000 06/01/28 197,437
250,000 (b) Nederlandse Waterschapsbank NV 4.500 01/16/30 250,323
TOTAL NETHERLANDS 447,760
SWEDEN - 1.1%
200,000 (b) Kommuninvest I Sverige AB 4.625 09/29/28 201,950
TOTAL SWEDEN 201,950
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(Cost $881,921) 877,126
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 23.5% –
1,020 Banc of America Mortgage 2004-K Trust, 2004 K 5.661 12/25/34 1,003
125,000 (b),(e) BFLD Trust 2020-EYP, (TSFR1M + 2.214%), 2020 EYP 6.521 10/15/35 5,704
200,000 (b) Century Plaza Towers 2019-CPT, 2019 CPT 2.997 11/13/39 158,860
2,188 Fannie Mae Pool, FN BU8837 5.000 05/01/52 2,120
3,670 Fannie Mae Pool, FN CA6414 3.000 07/01/50 3,181
8,877 Fannie Mae Pool, FN FS0522 2.500 02/01/52 7,335
1,612 Fannie Mae Pool, FN FS1535 3.000 04/01/52 1,380

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 5,629 Fannie Mae Pool, FN MA4709 5.000% 07/01/52 $ 5,453
8,348 Fannie Mae Pool, FN MA4579 3.000 04/01/52 7,114
44,038 Fannie Mae Pool, FN MA4732 4.000 09/01/52 40,345
20,341 Fannie Mae Pool, FN MA4785 5.000 10/01/52 19,704
4,434 Fannie Mae Pool, FN MA5165 5.500 10/01/53 4,385
33,928 Fannie Mae Pool, FN MA4733 4.500 09/01/52 31,991
814 Fannie Mae Pool, FN MA4761 5.000 09/01/52 788
870 Fannie Mae Pool, FN MA4805, 2022 1 4.500 11/01/52 821
2,253 Fannie Mae Pool, FN BT0267 3.000 09/01/51 1,951
6,150 Freddie Mac Gold Pool, FG G08760 3.000 04/01/47 5,347
250,000 Freddie Mac Multiclass Certificates Series 2020-P003, 2020 P003 1.956 09/25/46 184,346
128,697 Freddie Mac Multifamily Structured Pass Through Certificates,
2020 Q014
1.555 01/25/36 103,033
4,326 Freddie Mac Pool, FR SD8220 3.000 06/01/52 3,681
459,205 Ginnie Mae II Pool, G2 MA9906 5.500 09/20/54 456,321
26,036 Ginnie Mae II Pool, G2 MA9101 3.000 08/20/53 22,677
386,923 Ginnie Mae II Pool, G2 MA8489 4.500 12/20/52 366,511
56,971 Ginnie Mae II Pool, G2 MA8487 3.500 12/20/52 51,000
53,384 Ginnie Mae II Pool, G2 MA8488 4.000 12/20/52 49,178
4,857 Ginnie Mae II Pool, G2 BX3680 3.000 08/20/50 4,218
394 Ginnie Mae II Pool, G2 BY0330 3.000 10/20/50 343
900 Ginnie Mae II Pool, G2 BY0331 3.000 10/20/50 783
2,570 Ginnie Mae II Pool, G2 BY0338 3.500 08/20/50 2,334
2,468 Ginnie Mae II Pool, G2 BY0339 3.500 08/20/50 2,233
1,657 Ginnie Mae II Pool, G2 BY0340 3.500 08/20/50 1,491
2,489 Ginnie Mae II Pool, G2 BX3681 3.000 08/20/50 2,160
109,073 Ginnie Mae II Pool, G2 MA7768, 2021 1 3.000 12/20/51 95,003
467,866 Ginnie Mae II Pool, G2 MA7989 3.500 04/20/52 418,832
57,444 Ginnie Mae II Pool, G2 MA8043 3.000 05/20/52 50,034
48,543 Ginnie Mae II Pool, G2 MA8149 3.500 07/20/52 43,456
50,359 Ginnie Mae II Pool, G2 MA8201 4.500 08/20/52 47,723
420,534 Ginnie Mae II Pool, G2 MA8267, 2022 A 4.000 09/20/52 387,657
24,750 Ginnie Mae II Pool, G2 MA8269 5.000 09/20/52 24,127
312,897 Ginnie Mae II Pool, G2 MA8347 4.500 10/20/52 296,422
4,398 Ginnie Mae II Pool, G2 MA8646 4.500 02/20/53 4,165
634,323 Ginnie Mae II Pool, G2 MA8647 5.000 02/20/53 618,028
3,966 Ginnie Mae II Pool, G2 MA8648 5.500 02/20/53 3,952
47,615 Ginnie Mae II Pool, G2 MA9488 5.500 02/20/54 47,344
74,163 Ginnie Mae II Pool, G2 MA9907 6.000 09/20/54 74,866
18,008 Ginnie Mae II Pool, G2 BY0325 2.500 10/20/50 14,914
4,082 Ginnie Mae II Pool, G2 BX3679 3.000 08/20/50 3,550
101,367 Ginnie Mae II Pool, G2 MA8428 5.000 11/20/52 98,797
235,000 (b) Hudson Yards 2019-30HY Mortgage Trust, 2019 30HY 3.228 07/10/39 215,801
212,214 (b),(e) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 1.579%), 2019 MILE
5.915 07/15/36 194,288
200,000 (b) VNDO Trust 2016-350P, 2016 350P 3.903 01/10/35 193,946
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,679,727) 4,380,696
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
2563127 MUNICIPAL BONDS - 13.8% 2563127
ALASKA - 0.8%
150,000 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native
Association Project, Taxable Series 2022
7.500 10/01/52 156,788
TOTAL ALASKA 156,788

Portfolio of Investments January 31, 2025
(continued)
Core Impact Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 3.5%
$ 200,000 City And County Of San Francisco, California, Taxable General
Obligation Bonds (Social Bonds-Affordable Housing, 2019)
Series 2021A
2.684% 06/15/40 $ 144,209
250,000 San Francisco City & County Public Utilities Commission
Wastewater Revenue, California,
4.655 10/01/27 251,238
250,000 San Francisco City and County, California, Affordable Housing
Social Bonds, General Obligation Tax Bonds, Series 2025D
5.770 06/15/45 253,810
TOTAL CALIFORNIA 649,257
ILLINOIS - 0.3%
50,000 Village of Deerfield, Illinois, General Obligation Bonds, Series
2011
4.000 12/01/28 49,161
TOTAL ILLINOIS 49,161
IOWA - 1.4%
250,000 (b) Iowa Finance Authority 7.000 11/01/27 250,417
TOTAL IOWA 250,417
MASSACHUSETTS - 0.8%
170,000 Massachusetts Clean Energy Cooperative Corp 2.020 07/01/28 156,341
TOTAL MASSACHUSETTS 156,341
NEW HAMPSHIRE - 2.5%
500,000 National Finance Authority, New Hampshire, Revenue Bonds,
Abilene Christian University Taxable Series 2024B
5.775 11/01/54 470,494
TOTAL NEW HAMPSHIRE 470,494
NEW YORK - 1.3%
250,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series D-1
5.094 10/01/49 237,544
TOTAL NEW YORK 237,544
OHIO - 0.5%
95,000 American Municipal Power Inc., Ohio, Meldahl Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010E
6.270 02/15/50 97,855
TOTAL OHIO 97,855
PENNSYLVANIA - 1.3%
250,000 Philadelphia Redevelopment Authority, Pennsylvania, City
Service Agreement Revenue Bonds, City of Philadelphia
Neighborhood Preservation Initiative, Taxable Social Series
2024A
5.226 09/01/40 245,382
TOTAL PENNSYLVANIA 245,382
WISCONSIN - 1.4%
250,000 Public Finance Authority, Wisconsin, Revenue Bonds, Bluehub
Loan Fund Issue, Series 2024A
5.292 07/01/29 249,888
TOTAL WISCONSIN 249,888
TOTAL MUNICIPAL BONDS
(Cost $2,582,630) 2,563,127
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
652464 SOVEREIGN DEBT - 3.5% 652464
CANADA - 2.7%
500,000 Export Development Canada 4.750 06/05/34 503,194
TOTAL CANADA 503,194
DOMINICAN REPUBLIC - 0.8%
150,000 (b) Dominican Republic International Bond 6.600 06/01/36 149,270
TOTAL DOMINICAN REPUBLIC 149,270
TOTAL SOVEREIGN DEBT
(Cost $656,544) 652,464
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
711876 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.8% 711876
375,000 United States Treasury Note/Bond 4.375 08/15/54 341,894
135,000 United States Treasury Note/Bond 4.250 11/15/34 131,857

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
$ 250,000 United States Treasury Note/Bond 4.500% 11/15/54 $ 238,125
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $736,619) 711,876
TOTAL LONG-TERM INVESTMENTS
(Cost $19,723,660) 18,508,680
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
115,418 (f) State Street Navigator Securities Lending Government Money
Market Portfolio
4.390 (g) 115,418
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $115,418) 115,418
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.7%
310,891 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7% 310,891
311,000 Federal Home Loan Bank Discount Notes 0.000 02/03/25 310,891
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $310,928) 310,891
TOTAL SHORT-TERM INVESTMENTS
(Cost $310,928) 310,891
TOTAL INVESTMENTS - 101.7%
(Cost $20,150,006 ) 18,934,989
OTHER ASSETS & LIABILITIES, NET -  (1.7)% (324,894)
NET ASSETS - 100% $ 18,610,095
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $5,428,268 or 28.7% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $110,578.
(d) When-issued or delayed delivery security.
(e) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2025
Emerging Markets Debt
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.0%
186,950 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.7%
MEXICO - 0.7%
$ 200,000 (a) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720% 08/11/31 $ 186,950
TOTAL MEXICO 186,950
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $175,566) 186,950
PRINCIPAL DESCRIPTION(b) RATE MATURITY VALUE
813356 CONTINGENT CAPITAL SECURITIES - 3.0%
CHILE - 1.5%
200,000 (a),(c) Banco de Credito e Inversiones SA 7.500 N/A 196,750
200,000 (a),(c) Banco del Estado de Chile 7.950 N/A 207,750
TOTAL CHILE 404,500
MEXICO - 0.8%
200,000 (a) BBVA Bancomer SA/Texas 8.450 06/29/38 206,895
TOTAL MEXICO 206,895
TURKEY - 0.7%
200,000 (a) Ulker Biskuvi Sanayi AS 7.875 07/08/31 201,961
TOTAL TURKEY 201,961
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $800,000) 813,356
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
11740133 CORPORATE BONDS - 43.1%
AUSTRALIA - 0.7%
200,000 AngloGold Ashanti Holdings PLC 3.375 11/01/28 186,146
TOTAL AUSTRALIA 186,146
BRAZIL - 1.3%
150,000 (a) Banco Bradesco SA/Cayman Islands 6.500 01/22/30 152,519
200,000 (a) LD Celulose International GmbH 7.950 01/26/32 203,600
TOTAL BRAZIL 356,119
CHILE - 3.9%
200,000 (a) Antofagasta PLC 5.625 05/13/32 197,588
200,000 (a) Cia Cervecerias Unidas SA 3.350 01/19/32 170,752
200,000 (a) Corp Nacional del Cobre de Chile 3.000 09/30/29 179,110
200,000 (a) Corp Nacional del Cobre de Chile 3.700 01/30/50 133,163
200,000 (a) Empresa Nacional del Petroleo 6.150 05/10/33 200,896
200,000 (a) Inversiones CMPC SA 3.000 04/06/31 172,005
TOTAL CHILE 1,053,514
CHINA - 1.4%
200,000 (a) Lenovo Group Ltd 3.421 11/02/30 179,974
225,000 (a) Prosus NV 4.193 01/19/32 199,189
TOTAL CHINA 379,163
COLOMBIA - 0.6%
160,000 Ecopetrol SA 8.375 01/19/36 155,068
TOTAL COLOMBIA 155,068
DOMINICAN REPUBLIC - 0.7%
200,000 (a) AES Espana BV 5.700 05/04/28 190,144
TOTAL DOMINICAN REPUBLIC 190,144
INDIA - 2.9%
225,000 (a),(d) Bharti Airtel Ltd 3.250 06/03/31 200,599
250,000 (a) Indian Railway Finance Corp Ltd 3.249 02/13/30 228,001
200,000 REC Ltd, Reg S 4.625 03/22/28 197,043
200,000 (a) UltraTech Cement Ltd 2.800 02/16/31 173,717
TOTAL INDIA 799,360

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDONESIA - 4.4%
$ 200,000 (a) Freeport Indonesia PT 4.763% 04/14/27 $ 198,461
200,000 (a) Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT
6.530 11/15/28 208,919
200,000 (a) Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT
5.450 05/15/30 200,446
200,000 (a) Pertamina Persero PT 6.500 05/27/41 207,320
200,000 (a) Pertamina Persero PT 3.650 07/30/29 188,313
200,000 (a) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450 05/21/28 201,750
TOTAL INDONESIA 1,205,209
ISRAEL - 2.8%
200,000 (a) Bank Hapoalim BM, Reg S 3.255 01/21/32 190,000
225,000 (a) Energean Israel Finance Ltd, Reg S 5.375 03/30/28 215,258
200,000 (a) Israel Electric Corp Ltd, Reg S 3.750 02/22/32 175,400
200,000 (a) Mizrahi Tefahot Bank Ltd, Reg S 3.077 04/07/31 191,880
TOTAL ISRAEL 772,538
KAZAKHSTAN - 1.0%
300,000 (a) KazMunayGas National Co JSC 5.750 04/19/47 257,405
TOTAL KAZAKHSTAN 257,405
MALAYSIA - 0.6%
200,000 (a) Petronas Capital Ltd 2.480 01/28/32 167,807
TOTAL MALAYSIA 167,807
MEXICO - 7.4%
200,000 (a) Alpek SAB de CV 3.250 02/25/31 170,225
200,000 (a) Banco Santander Mexico SA Institucion de Banca Multiple Grupo
Financiero Santand
5.621 12/10/29 200,176
200,000 (a) Comision Federal de Electricidad 4.688 05/15/29 188,489
198,851 (a) FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple
7.250 01/31/41 193,183
200,000 (a) Gruma SAB de CV 5.761 12/09/54 188,019
200,000 (a),(d) Grupo Aeromexico SAB de CV 8.625 11/15/31 199,750
200,000 Grupo Televisa SAB 6.625 01/15/40 182,886
300,000 (a) Mexico City Airport Trust 5.500 10/31/46 239,855
200,000 (a) Orbia Advance Corp SAB de CV 1.875 05/11/26 190,874
100,000 Petroleos Mexicanos 5.350 02/12/28 91,758
200,000 (d) Petroleos Mexicanos 5.950 01/28/31 167,468
TOTAL MEXICO 2,012,683
NIGERIA - 0.7%
200,000 (a) IHS Holding Ltd 7.875 05/29/30 196,700
TOTAL NIGERIA 196,700
PANAMA - 0.7%
200,000 (a) Sable International Finance Ltd 7.125 10/15/32 195,424
TOTAL PANAMA 195,424
PERU - 1.2%
200,000 (a) Niagara Energy SAC 5.746 10/03/34 192,574
200,000 (a) Petroleos del Peru SA 5.625 06/19/47 126,773
TOTAL PERU 319,347
POLAND - 0.7%
200,000 (a) ORLEN SA 6.000 01/30/35 200,646
TOTAL POLAND 200,646
QATAR - 1.3%
250,000 (a) QatarEnergy 3.300 07/12/51 170,183
200,000 QNB Finance Ltd, Reg S 2.750 02/12/27 191,442
TOTAL QATAR 361,625
SAUDI ARABIA - 0.8%
250,000 (a) Saudi Arabian Oil Co 2.250 11/24/30 214,227
TOTAL SAUDI ARABIA 214,227
SOUTH AFRICA - 1.4%
200,000 Sasol Financing USA LLC 5.500 03/18/31 168,488
200,000 (a) Transnet SOC Ltd 8.250 02/06/28 203,636
TOTAL SOUTH AFRICA 372,124

Portfolio of Investments January 31, 2025
(continued)
Emerging Markets Debt

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SUPRANATIONAL - 1.3%
$ 400,000 (a) Banque Ouest Africaine de Developpement 4.700% 10/22/31 $ 358,500
TOTAL SUPRANATIONAL 358,500
THAILAND - 1.6%
200,000 (a),(d) Bangkok Bank PCL/Hong Kong 5.650 07/05/34 203,006
250,000 (a) PTTEP Treasury Center Co Ltd 2.993 01/15/30 227,325
TOTAL THAILAND 430,331
TURKEY - 1.5%
200,000 (a),(d) Sisecam UK PLC 8.625 05/02/32 201,504
200,000 (a) Turkcell Iletisim Hizmetleri AS 7.650 01/24/32 201,744
TOTAL TURKEY 403,248
UNITED ARAB EMIRATES - 3.5%
250,000 (a) Abu Dhabi Crude Oil Pipeline LLC 4.600 11/02/47 219,530
200,000 (a) DAE Funding LLC 3.375 03/20/28 187,387
200,000 (a) DP World Ltd/United Arab Emirates 5.625 09/25/48 185,147
154,858 (a) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 134,481
240,000 (a) MDGH GMTN RSC Ltd 4.375 11/22/33 224,749
TOTAL UNITED ARAB EMIRATES 951,294
UNITED KINGDOM - 0.7%
200,000 (a) Standard Chartered PLC 5.905 05/14/35 201,511
TOTAL UNITED KINGDOM 201,511
TOTAL CORPORATE BONDS
(Cost $11,448,665) 11,740,133
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
13696207 SOVEREIGN DEBT - 50.2%
ANGOLA - 1.0%
300,000 (a) Angolan Government International Bond 8.750 04/14/32 266,365
TOTAL ANGOLA 266,365
BENIN - 0.7%
200,000 (a) Benin Government International Bond 8.375 01/23/41 193,000
TOTAL BENIN 193,000
BERMUDA - 0.9%
300,000 (a) Bermuda Government International Bond 2.375 08/20/30 256,530
TOTAL BERMUDA 256,530
BRAZIL - 0.7%
200,000 Brazilian Government International Bond 7.125 05/13/54 188,320
TOTAL BRAZIL 188,320
CHILE - 1.6%
550,000 Chile Government International Bond 2.550 07/27/33 445,436
TOTAL CHILE 445,436
COLOMBIA - 1.5%
200,000 Colombia Government International Bond 8.000 04/20/33 205,287
200,000 Colombia Government International Bond 8.750 11/14/53 202,675
TOTAL COLOMBIA 407,962
COTE D'IVOIRE - 0.7%
200,000 (a) Ivory Coast Government International Bond 8.250 01/30/37 194,500
TOTAL COTE D'IVOIRE 194,500
DOMINICAN REPUBLIC - 1.6%
300,000 (a) Dominican Republic International Bond 5.500 02/22/29 293,400
150,000 (a) Dominican Republic International Bond 7.050 02/03/31 154,762
TOTAL DOMINICAN REPUBLIC 448,162
EGYPT - 1.5%
200,000 (a) Egypt Government International Bond 8.625 02/04/30 199,246
250,000 (a) Egypt Government International Bond 7.053 01/15/32 219,575
TOTAL EGYPT 418,821
HONDURAS - 0.5%
150,000 (a) Honduras Government International Bond 8.625 11/27/34 144,825
TOTAL HONDURAS 144,825

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HUNGARY - 2.9%
$ 200,000 (a) Hungary Government International Bond 5.500% 03/26/36 $ 190,114
200,000 (a) Hungary Government International Bond 5.250 06/16/29 198,044
200,000 (a) Hungary Government International Bond 6.250 09/22/32 205,088
200,000 (a) Magyar Export-Import Bank Zrt 6.125 12/04/27 202,446
TOTAL HUNGARY 795,692
INDIA - 0.7%
200,000 (a) Export-Import Bank of India 3.250 01/15/30 182,945
TOTAL INDIA 182,945
INDONESIA - 2.5%
350,000 Indonesia Government International Bond 3.500 01/11/28 337,360
350,000 Indonesia Government International Bond 4.650 09/20/32 335,696
TOTAL INDONESIA 673,056
ISRAEL - 0.7%
200,000 Israel Government International Bond 5.750 03/12/54 185,570
TOTAL ISRAEL 185,570
KAZAKHSTAN - 0.7%
200,000 (a) Development Bank of Kazakhstan JSC 5.500 04/15/27 201,073
TOTAL KAZAKHSTAN 201,073
MEXICO - 3.6%
200,000 Mexico Government International Bond 6.338 05/04/53 178,367
250,000 Mexico Government International Bond 6.400 05/07/54 224,513
250,000 Mexico Government International Bond 4.280 08/14/41 184,586
500,000 Mexico Government International Bond 3.500 02/12/34 399,465
TOTAL MEXICO 986,931
NIGERIA - 1.7%
200,000 (a) Nigeria Government International Bond 9.625 06/09/31 201,596
300,000 (a) Nigeria Government International Bond 7.375 09/28/33 260,268
TOTAL NIGERIA 461,864
OMAN - 0.7%
200,000 (a) Oman Government International Bond 6.500 03/08/47 198,500
TOTAL OMAN 198,500
PANAMA - 2.5%
200,000 Panama Government International Bond 6.853 03/28/54 173,176
700,000 Panama Government International Bond 2.252 09/29/32 501,088
TOTAL PANAMA 674,264
PERU - 3.7%
250,000 (a) Fondo MIVIVIENDA SA 4.625 04/12/27 247,104
875,000 Peruvian Government International Bond 2.783 01/23/31 752,438
TOTAL PERU 999,542
PHILIPPINES - 2.8%
675,000 (d) Philippine Government International Bond 1.950 01/06/32 547,840
200,000 (e) Philippine Government International Bond 5.900 02/04/50 201,074
TOTAL PHILIPPINES 748,914
POLAND - 2.4%
400,000 (a) Bank Gospodarstwa Krajowego 5.375 05/22/33 392,492
140,000 Republic of Poland Government International Bond 5.500 04/04/53 130,122
75,000 Republic of Poland Government International Bond 5.125 09/18/34 73,200
75,000 Republic of Poland Government International Bond 5.500 03/18/54 69,673
TOTAL POLAND 665,487
QATAR - 1.1%
310,000 (a) Qatar Government International Bond 5.103 04/23/48 293,350
TOTAL QATAR 293,350
ROMANIA - 2.5%
270,000 (a) Romanian Government International Bond 4.000 02/14/51 169,680
50,000 (a) Romanian Government International Bond 7.125 01/17/33 50,637
102,000 (a) Romanian Government International Bond 5.875 01/30/29 100,143
250,000 (a) Romanian Government International Bond 6.375 01/30/34 238,765
150,000 (a) Romanian Government International Bond 5.750 03/24/35 134,625
TOTAL ROMANIA 693,850

Portfolio of Investments January 31, 2025
(continued)
Emerging Markets Debt

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SAUDI ARABIA - 4.2%
$ 500,000 (a) Saudi Government International Bond 3.625% 03/04/28 $ 481,489
250,000 (a) Saudi Government International Bond 4.500 10/26/46 204,116
325,000 (a) Saudi Government International Bond 2.250 02/02/33 260,254
200,000 (a) Saudi Government International Bond 5.750 01/16/54 189,498
TOTAL SAUDI ARABIA 1,135,357
SOUTH AFRICA - 2.7%
550,000 (a) Republic of South Africa Government International Bond 7.100 11/19/36 537,662
200,000 (a) Republic of South Africa Government International Bond 7.950 11/19/54 191,502
TOTAL SOUTH AFRICA 729,164
SOUTH KOREA - 0.8%
300,000 Export-Import Bank of Korea 2.500 06/29/41 209,551
TOTAL SOUTH KOREA 209,551
TURKEY - 1.5%
200,000 Turkiye Government International Bond 7.625 05/15/34 204,975
200,000 Turkiye Government International Bond 7.125 07/17/32 199,687
TOTAL TURKEY 404,662
UNITED ARAB EMIRATES - 1.0%
425,000 (a) Abu Dhabi Government International Bond 3.125 09/30/49 281,984
TOTAL UNITED ARAB EMIRATES 281,984
UZBEKISTAN - 0.8%
250,000 (a) Republic of Uzbekistan International Bond 3.700 11/25/30 210,530
TOTAL UZBEKISTAN 210,530
TOTAL SOVEREIGN DEBT
(Cost $13,732,003) 13,696,207
TOTAL LONG-TERM INVESTMENTS
(Cost $26,156,234) 26,436,646
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   5.0%
1,372,012 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
4.390 (g) 1,372,012
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,372,012) 1,372,012
TOTAL INVESTMENTS (Cost $27,528,246 ) - 102.0% 27,808,658
OTHER ASSETS & LIABILITIES, NET -  (2.0)% (533,914)
NET ASSETS - 100% $ 27,274,744
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $19,146,248 or 68.8% of Total Investments.
(b) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(c) Perpetual security. Maturity date is not applicable.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,332,555.
(e) When-issued or delayed delivery security.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2025
High Yield
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.6%
66,851 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0 .4% 66,851
ENERGY - 0.4%
$ 65,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7 .625% 03/01/55 $ 66,851
TOTAL ENERGY 66,851
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $65,000) 66,851
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
17245527 CORPORATE BONDS - 96 .2% 17245527
AUTOMOBILES & COMPONENTS - 4.2%
35,000 (a),(b) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 35,549
125,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 116,614
200,000 (a) IHO Verwaltungs GmbH 8 .000 11/15/32 199,638
10,000 (a) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 9,798
135,000 (a) Phinia Inc 6 .625 10/15/32 135,279
105,000 (a) Phinia Inc 6 .750 04/15/29 107,867
150,000 (a) ZF North America Capital Inc 6 .750 04/23/30 147,392
TOTAL AUTOMOBILES & COMPONENTS 752,137
CAPITAL GOODS - 6.1%
100,000 (a),(b) Alta Equipment Group Inc 9 .000 06/01/29 96,902
10,000 (a) Brand Industrial Services Inc 10 .375 08/01/30 10,304
65,000 (a) Chart Industries Inc 7 .500 01/01/30 67,908
50,000 (a) Dcli Bidco LLC 7 .750 11/15/29 51,417
200,000 (a),(c) Efesto Bidco S.p.A Efesto US LLC 7 .500 02/15/32 200,000
25,000 (a) Gates Corp/DE 6 .875 07/01/29 25,569
45,000 (a) Goat Holdco LLC 6 .750 02/01/32 44,849
65,000 (a) Herc Holdings Inc 6 .625 06/15/29 66,432
60,000 (a) Masterbrand Inc 7 .000 07/15/32 61,340
100,000 (a),(c) Quikrete Holdings Inc 6 .375 03/01/32 100,249
40,000 (a),(c) Quikrete Holdings Inc 6 .750 03/01/33 40,100
35,000 (a) Standard Industries Inc/NY 5 .000 02/15/27 34,515
80,000 (a) TransDigm Inc 6 .875 12/15/30 81,945
100,000 (a) TransDigm Inc 6 .375 03/01/29 101,002
100,000 (a) Trinity Industries Inc 7 .750 07/15/28 104,011
TOTAL CAPITAL GOODS 1,086,543
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
80,000 (a) ASGN Inc 4 .625 05/15/28 76,927
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 76,927
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.7%
80,000 (a) Academy Ltd 6 .000 11/15/27 79,882
35,000 (a) Asbury Automotive Group Inc 4 .625 11/15/29 33,260
75,000 (a) Bath & Body Works Inc 6 .625 10/01/30 76,361
25,000 (a) Group 1 Automotive Inc 6 .375 01/15/30 25,410
90,000 Kohl's Corp 4 .625 05/01/31 72,039
50,000 (a) LCM Investments Holdings II LLC 4 .875 05/01/29 47,414
100,000 (a) Macy's Retail Holdings LLC 5 .875 04/01/29 97,963
10,000 (a),(b) Macy's Retail Holdings LLC 6 .125 03/15/32 9,457
175,000 (a) Michaels Cos Inc/The 5 .250 05/01/28 136,088
100,000 (a) Michaels Cos Inc/The 7 .875 05/01/29 62,813
10,000 (a) PetSmart Inc / PetSmart Finance Corp 4 .750 02/15/28 9,584
100,000 (a) Staples Inc 10 .750 09/01/29 98,004
35,000 (a) Veritiv Operating Co 10 .500 11/30/30 38,038
50,000 (a) Wayfair LLC 7 .250 10/31/29 51,020
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 837,333
CONSUMER DURABLES & APPAREL - 2.4%
100,000 (a) CD&R Smokey Buyer Inc 9 .500 10/15/29 99,598
20,000 (a) Champ Acquisition Corp 8 .375 12/01/31 20,830
80,000 Newell Brands Inc 6 .625 09/15/29 82,065
120,000 (a) S&S Holdings LLC 8 .375 10/01/31 120,415

Portfolio of Investments January 31, 2025
(continued)
High Yield

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL (continued)
$ 115,000 (a) Wolverine World Wide Inc 4 .000% 08/15/29 $ 102,128
TOTAL CONSUMER DURABLES & APPAREL 425,036
CONSUMER SERVICES - 5.2%
75,000 (a) Caesars Entertainment Inc 6 .000 10/15/32 72,942
80,000 (a) Churchill Downs Inc 5 .750 04/01/30 79,028
95,000 (a) Cinemark USA Inc 7 .000 08/01/32 97,610
115,000 (a) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4 .625 01/15/29 108,323
60,000 (a) Life Time Inc 6 .000 11/15/31 60,011
10,000 (a) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 9,702
145,000 MGM Resorts International 6 .125 09/15/29 145,114
200,000 (a),(c) Motion Finco Sarl 8 .375 02/15/32 201,263
50,000 Service Corp International/US 5 .750 10/15/32 49,131
50,000 (a) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6 .625 05/01/32 51,081
50,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 49,530
TOTAL CONSUMER SERVICES 923,735
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.7%
50,000 (a),(b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 50,929
40,000 (a) Performance Food Group Inc 6 .125 09/15/32 40,084
25,000 (b) Walgreens Boots Alliance Inc 8 .125 08/15/29 25,273
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 116,286
ENERGY - 14.8%
100,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 101,370
65,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .250 04/01/28 65,322
115,000 (a) Baytex Energy Corp 7 .375 03/15/32 113,339
15,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7 .000 07/15/29 15,408
9,268 (a) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 9,258
10,000 (a) Buckeye Partners LP 6 .875 07/01/29 10,238
80,000 (a) Buckeye Partners LP 6 .750 02/01/30 81,383
15,000 (a) Civitas Resources Inc 8 .625 11/01/30 15,899
135,000 (a) Civitas Resources Inc 8 .750 07/01/31 142,379
55,000 (a) Civitas Resources Inc 8 .375 07/01/28 57,523
60,000 (a) CNX Resources Corp 7 .250 03/01/32 61,184
50,000 (a) Coronado Finance Pty Ltd 9 .250 10/01/29 51,168
10,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 8 .625 03/15/29 10,488
35,000 (b) Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 35,059
45,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .000 05/15/33 45,009
150,000 (a) Harvest Midstream I LP 7 .500 05/15/32 156,097
10,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 10,437
165,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 5 .750 02/01/29 160,370
50,000 (a) Kimmeridge Texas Gas LLC 8 .500 02/15/30 50,193
65,000 (a),(b) Kinetik Holdings LP 5 .875 06/15/30 64,492
100,000 (a) Kinetik Holdings LP 6 .625 12/15/28 102,255
50,000 (a) Kodiak Gas Services LLC 7 .250 02/15/29 51,465
40,000 (a) Matador Resources Co 6 .250 04/15/33 39,416
95,000 (a) Noble Finance II LLC 8 .000 04/15/30 96,658
110,000 (a) Parkland Corp 4 .500 10/01/29 103,121
100,000 (a) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 100,023
80,000 (a) SM Energy Co 6 .750 08/01/29 80,032
90,000 (a) Sunoco LP 7 .000 05/01/29 93,025
100,000 (a) Talos Production Inc 9 .000 02/01/29 103,995
22,693 (a) Transocean Aquila Ltd 8 .000 09/30/28 23,263
38,250 (a) Transocean Inc 8 .750 02/15/30 39,893
35,000 (a) Transocean Titan Financing Ltd 8 .375 02/01/28 35,870
150,000 (a) USA Compression Partners LP / USA Compression Finance Corp 7 .125 03/15/29 153,499
100,000 USA Compression Partners LP / USA Compression Finance Corp 6 .875 09/01/27 100,619
180,000 (a) Venture Global LNG Inc 7 .000 01/15/30 183,974
90,000 (a) Venture Global LNG Inc 8 .125 06/01/28 94,054
TOTAL ENERGY 2,657,778

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
$ 35,000 (a),(c) MPT Operating Partnership LP / MPT Finance Corp 8 .500% 02/15/32 $ 35,543
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 35,543
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
75,000 (a) Iron Mountain Inc 6 .250 01/15/33 75,132
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 75,132
FINANCIAL SERVICES - 11.2%
10,000 (a) Azorra Finance Ltd 7 .750 04/15/30 10,120
50,000 (a) Block Inc 6 .500 05/15/32 51,105
25,000 (a),(b) Compass Group Diversified Holdings LLC 5 .000 01/15/32 23,068
55,000 (a) Compass Group Diversified Holdings LLC 5 .250 04/15/29 53,234
310,000 (a) Encore Capital Group Inc 8 .500 05/15/30 327,902
215,000 (a) FirstCash Inc 6 .875 03/01/32 217,980
50,000 (a) Focus Financial Partners LLC 6 .750 09/15/31 50,265
165,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 159,925
10,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .000 06/15/30 9,849
60,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 61,248
100,000 (a) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 99,518
90,000 Navient Corp 4 .875 03/15/28 86,181
230,000 OneMain Finance Corp 6 .625 05/15/29 233,674
100,000 (a) PennyMac Financial Services Inc 7 .125 11/15/30 102,316
110,000 (a) PennyMac Financial Services Inc 7 .875 12/15/29 115,174
60,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3 .875 03/01/31 53,021
145,000 (a) Starwood Property Trust Inc 6 .000 04/15/30 142,906
80,000 (a) UWM Holdings LLC 6 .625 02/01/30 80,163
150,000 (a),(b) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 137,464
TOTAL FINANCIAL SERVICES 2,015,113
FOOD, BEVERAGE & TOBACCO - 2.4%
115,000 (a) Darling Ingredients Inc 6 .000 06/15/30 114,443
200,000 (a) Post Holdings Inc 6 .375 03/01/33 196,984
130,000 (a) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 127,090
TOTAL FOOD, BEVERAGE & TOBACCO 438,517
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
105,000 (a) CHS/Community Health Systems Inc 10 .875 01/15/32 108,147
40,000 (a) Concentra Escrow Issuer Corp 6 .875 07/15/32 41,362
95,000 (a) DaVita Inc 4 .625 06/01/30 88,392
100,000 (a) DaVita Inc 6 .875 09/01/32 101,404
100,000 (a) LifePoint Health Inc 9 .875 08/15/30 106,679
40,000 (a) Molina Healthcare Inc 6 .250 01/15/33 39,713
150,000 (a) Prime Healthcare Services Inc 9 .375 09/01/29 142,641
10,000 (a) Star Parent Inc 9 .000 10/01/30 10,523
TOTAL HEALTH CARE EQUIPMENT & SERVICES 638,861
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
60,000 (a) Coty Inc/HFC Prestige Products Inc/HFC Prestige International
US LLC
6 .625 07/15/30 61,280
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 61,280
INSURANCE - 4.6%
50,000 (a) Acrisure LLC / Acrisure Finance Inc 4 .250 02/15/29 47,306
85,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 85,897
200,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 200,043
10,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 10,081
200,000 (a) Ardonagh Finco Ltd 7 .750 02/15/31 205,892
110,000 (a) HUB International Ltd 7 .250 06/15/30 113,738
110,000 (a) Panther Escrow Issuer LLC 7 .125 06/01/31 112,648
50,000 (a) Ryan Specialty LLC 5 .875 08/01/32 49,544
TOTAL INSURANCE 825,149
MATERIALS - 3.7%
120,000 (a) Arsenal AIC Parent LLC 8 .000 10/01/30 124,760
130,000 (a) Avient Corp 7 .125 08/01/30 133,446
40,000 (a) Avient Corp 6 .250 11/01/31 39,921
20,000 (a),(b) Mineral Resources Ltd 8 .500 05/01/30 20,692

Portfolio of Investments January 31, 2025
(continued)
High Yield

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 120,000 (a) Mineral Resources Ltd 9 .250% 10/01/28 $ 126,918
110,000 (a) Mineral Resources Ltd 8 .000 11/01/27 112,721
45,000 (a) Novelis Inc 6 .875 01/30/30 46,069
50,000 (a),(b) Sealed Air Corp 6 .500 07/15/32 50,798
TOTAL MATERIALS 655,325
MEDIA & ENTERTAINMENT - 10.8%
285,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 252,832
125,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 12/01/61 83,700
200,000 (a) CSC Holdings LLC 5 .500 04/15/27 185,193
120,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 118,835
150,000 (a) DISH Network Corp 11 .750 11/15/27 158,384
75,000 (a) Getty Images Inc 9 .750 03/01/27 75,741
65,000 (a) Gray Media Inc 4 .750 10/15/30 39,469
210,000 (a) LCPR Senior Secured Financing DAC 6 .750 10/15/27 192,190
75,000 (a) McGraw-Hill Education Inc 7 .375 09/01/31 78,032
95,000 (a) Sirius XM Radio LLC 4 .000 07/15/28 88,835
50,000 (a),(b) Sirius XM Radio LLC 3 .875 09/01/31 43,058
30,000 (a) Sirius XM Radio LLC 4 .125 07/01/30 26,815
200,000 (a) Sunrise FinCo I BV 4 .875 07/15/31 185,614
100,000 (a) Univision Communications Inc 8 .500 07/31/31 100,441
10,000 (a) Univision Communications Inc 7 .375 06/30/30 9,867
75,000 (a) Univision Communications Inc 4 .500 05/01/29 68,298
200,000 (a) Virgin Media Secured Finance PLC 5 .500 05/15/29 191,493
40,000 (a) Ziff Davis Inc 4 .625 10/15/30 36,576
TOTAL MEDIA & ENTERTAINMENT 1,935,373
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
10,000 (a) Endo Finance Holdings Inc 8 .500 04/15/31 10,697
10,000 (a),(b) Grifols SA 4 .750 10/15/28 9,251
35,000 (a),(b) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 35,685
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 55,633
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
110,000 (a),(b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 100,923
75,000 (a) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 75,620
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 176,543
SOFTWARE & SERVICES - 2.5%
150,000 (a),(b) Ahead DB Holdings LLC 6 .625 05/01/28 148,392
100,000 (a) Ellucian Holdings Inc 6 .500 12/01/29 100,603
75,000 (a) Open Text Corp 3 .875 12/01/29 68,771
130,000 (a) Rocket Software Inc 9 .000 11/28/28 134,656
TOTAL SOFTWARE & SERVICES 452,422
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
100,000 (a) Imola Merger Corp 4 .750 05/15/29 95,374
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 95,374
TELECOMMUNICATION SERVICES - 7.2%
200,000 (a) Altice France SA 8 .125 02/01/27 167,931
200,000 (a) Iliad Holding SASU 8 .500 04/15/31 214,767
50,000 (a) Level 3 Financing Inc 10 .750 12/15/30 56,276
75,000 (a) Level 3 Financing Inc 10 .500 05/15/30 81,728
130,000 (a) Level 3 Financing Inc 10 .500 04/15/29 145,618
275,000 (a) Level 3 Financing Inc 4 .875 06/15/29 236,825
220,000 (a) Sable International Finance Ltd 7 .125 10/15/32 214,966
70,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 72,451
110,000 (a) Zayo Group Holdings Inc 4 .000 03/01/27 103,795
TOTAL TELECOMMUNICATION SERVICES 1,294,357
TRANSPORTATION - 2.6%
300,000 (a),(b) Brightline East LLC 11 .000 01/31/30 290,712
115,000 (a) Cargo Aircraft Management Inc 4 .750 02/01/28 114,730
10,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 10,289
55,000 (a) XPO Inc 7 .125 06/01/31 56,832
TOTAL TRANSPORTATION 472,563

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 6.4%
$ 150,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375% 02/15/32 $ 147,827
80,000 (a) Clearway Energy Operating LLC 4 .750 03/15/28 77,398
200,000 (a),(c) ContourGlobal Power Holdings SA 6 .750 02/28/30 200,040
115,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 108,562
75,000 (a) NRG Energy Inc 6 .000 02/01/33 73,278
60,000 (a) NRG Energy Inc 6 .250 11/01/34 59,121
245,000 (a) Talen Energy Supply LLC 8 .625 06/01/30 261,342
130,000 (a) TerraForm Power Operating LLC 5 .000 01/31/28 125,268
85,000 (a) Vistra Operations Co LLC 7 .750 10/15/31 89,731
TOTAL UTILITIES 1,142,567
TOTAL CORPORATE BONDS
(Cost $16,873,168) 17,245,527
SHARES DESCRIPTION VALUE
178,925 EXCHANGE-TRADED FUNDS - 1 .0% 178,925
8,500 Invesco Senior Loan ETF 178,925
TOTAL EXCHANGE-TRADED FUNDS
(Cost $179,478) 178,925
TOTAL LONG-TERM INVESTMENTS
(Cost $17,117,646) 17,491,303
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.6%
1,016,240 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .390 (e) 1,016,240
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,016,240) 1,016,240
TOTAL INVESTMENTS - 103 .2%
(Cost $ 18,133,886 ) 18,507,543
OTHER ASSETS & LIABILITIES, NET -  (3.2)% (582,135)
NET ASSETS - 100% $ 17,925,408
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $16,068,126 or 86.8% of Total Investments.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $976,996.
(c) When-issued or delayed delivery security.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2025
Preferred Securities and Income
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.6%
10265115 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 57 .8% 10265115
AUTOMOBILES & COMPONENTS - 2.5%
$ 450,000 (a),(b) General Motors Financial Co Inc 5 .700 % N/A $ 437,946
TOTAL AUTOMOBILES & COMPONENTS 437,946
BANKS - 12.4%
300,000 (b) Citigroup Inc 7 .625 N/A 314,266
175,000 (b) Citigroup Inc 7 .125 N/A 179,581
540,000 (b) CoBank ACB 6 .450 N/A 542,337
100,000 (b),(c) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .592 N/A 102,750
125,000 (b) JPMorgan Chase & Co 6 .500 N/A 126,386
150,000 (a),(b) M&T Bank Corp 5 .125 N/A 148,593
225,000 (b) PNC Financial Services Group Inc/The 6 .250 N/A 226,001
280,000 (b) PNC Financial Services Group Inc/The 6 .200 N/A 282,420
160,000 (b) Truist Financial Corp 5 .100 N/A 153,840
135,000 (b) US Bancorp 5 .300 N/A 133,864
TOTAL BANKS 2,210,038
CAPITAL GOODS - 0.6%
119,000 (b) Air Lease Corp 6 .000 N/A 116,443
TOTAL CAPITAL GOODS 116,443
ENERGY - 9.0%
300,000 Enbridge Inc 7 .625 01/15/83 314,418
300,000 Enbridge Inc 8 .500 01/15/84 332,205
24,000 (b) Energy Transfer LP 6 .625 N/A 23,596
275,000 (b) Energy Transfer LP 6 .500 N/A 274,852
75,000 Energy Transfer LP 8 .000 05/15/54 79,155
109,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 112,291
180,000 Transcanada Trust 5 .600 03/07/82 171,007
300,000 Transcanada Trust 5 .500 09/15/79 287,454
TOTAL ENERGY 1,594,978
FINANCIAL SERVICES - 12.9%
287,000 (a) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 294,215
400,000 (b) Ally Financial Inc 4 .700 N/A 383,536
290,000 (b) American Express Co 3 .550 N/A 279,586
450,000 (b) Charles Schwab Corp/The 5 .375 N/A 448,097
210,000 (b) Discover Financial Services 6 .125 N/A 210,025
125,000 (b) Goldman Sachs Group Inc/The 7 .500 N/A 130,885
125,000 (a),(b) Goldman Sachs Group Inc/The 7 .500 N/A 131,871
333,000 (b) Goldman Sachs Group Inc/The 6 .125 N/A 325,261
85,000 (b) State Street Corp 6 .700 N/A 86,666
TOTAL FINANCIAL SERVICES 2,290,142
INSURANCE - 9.2%
300,000 (a) Assurant Inc 7 .000 03/27/48 305,250
185,000 AXIS Specialty Finance LLC 4 .900 01/15/40 172,798
270,000 Enstar Finance LLC 5 .500 01/15/42 260,277
325,000 (d) MetLife Inc 9 .250 04/08/38 382,963
130,000 Prudential Financial Inc 6 .500 03/15/54 132,089
250,000 (b),(d) QBE Insurance Group Ltd 5 .875 N/A 250,175
140,000 (b),(d) SBL Holdings Inc 6 .500 N/A 129,786
TOTAL INSURANCE 1,633,338
MEDIA & ENTERTAINMENT - 3.4%
293,000 (b),(d) Farm Credit Bank of Texas 7 .750 N/A 303,636
300,000 Paramount Global 6 .375 03/30/62 292,434
TOTAL MEDIA & ENTERTAINMENT 596,070
TELECOMMUNICATION SERVICES - 1.2%
200,000 Vodafone Group PLC 7 .000 04/04/79 208,131
TOTAL TELECOMMUNICATION SERVICES 208,131

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 6.6%
$ 85,000 AES Corp/The 7 .600% 01/15/55 $ 86,535
52,000 Dominion Energy Inc 7 .000 06/01/54 55,001
70,000 Emera Inc 6 .750 06/15/76 70,646
115,000 Entergy Corp 7 .125 12/01/54 117,242
72,000 NextEra Energy Capital Holdings Inc 6 .750 06/15/54 73,652
64,000 PG&E Corp 7 .375 03/15/55 62,182
230,000 (b) Sempra 4 .875 N/A 227,604
163,000 Sempra 6 .550 04/01/55 159,080
325,000 (b),(d) Vistra Corp 7 .000 N/A 326,087
TOTAL UTILITIES 1,178,029
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $9,585,673) 10,265,115
PRINCIPAL DESCRIPTION (e) RATE MATURITY VALUE
6563121 CONTINGENT CAPITAL SECURITIES - 37 .0% 6563121
BANKS - 30.9%
200,000 (b) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 199,992
200,000 (b) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 218,122
200,000 (b) Banco Santander SA 9 .625 N/A 230,123
200,000 (b) Banco Santander SA 4 .750 N/A 191,541
200,000 (b) Banco Santander SA 8 .000 N/A 209,227
200,000 (b) Barclays PLC 8 .000 N/A 208,424
315,000 (b) Barclays PLC 9 .625 N/A 350,692
200,000 (a),(b),(d) BNP Paribas SA 8 .500 N/A 210,257
235,000 (b),(d) BNP Paribas SA 9 .250 N/A 251,643
275,000 (b),(d) BNP Paribas SA 7 .750 N/A 284,432
312,000 (b),(d) Credit Agricole SA 6 .700 N/A 300,818
200,000 (b),(d) Credit Agricole SA 8 .125 N/A 204,500
271,000 (a),(b) HSBC Holdings PLC 6 .950 N/A 271,455
370,000 (b) HSBC Holdings PLC 6 .000 N/A 367,838
200,000 (b) ING Groep NV, Reg S 7 .500 N/A 205,380
250,000 (b) ING Groep NV 5 .750 N/A 248,938
200,000 (b) Lloyds Banking Group PLC 7 .500 N/A 201,970
330,000 (b) NatWest Group PLC 6 .000 N/A 329,587
200,000 (b) NatWest Group PLC 8 .125 N/A 212,574
200,000 (b),(d) Nordea Bank Abp 6 .300 N/A 192,399
150,000 (b),(d) Societe Generale SA 10 .000 N/A 163,372
220,000 (b),(d) Societe Generale SA 9 .375 N/A 231,012
200,000 (b),(d) Standard Chartered PLC 7 .750 N/A 206,829
TOTAL BANKS 5,491,125
FINANCIAL SERVICES - 4.9%
200,000 (b) Deutsche Bank AG 6 .000 N/A 198,605
400,000 (b),(d) UBS Group AG 9 .250 N/A 436,163
200,000 (b),(d) UBS Group AG 9 .250 N/A 231,002
TOTAL FINANCIAL SERVICES 865,770
INSURANCE - 1.2%
200,000 (b) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 206,226
TOTAL INSURANCE 206,226
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $6,066,206) 6,563,121
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
680494 CORPORATE BONDS - 3 .8% 680494
FINANCIAL SERVICES - 0.4%
400,000 (f) Credit Suisse Group AG 7 .500 06/11/72 40,000
310,000 (f) Credit Suisse Group AG 7 .500 01/17/72 31,000
TOTAL FINANCIAL SERVICES 71,000

Portfolio of Investments January 31, 2025
(continued)
Preferred Securities and Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
$ 52,000 CVS Health Corp 6 .750% 12/10/54 $ 51,412
100,000 CVS Health Corp 7 .000 03/10/55 101,006
TOTAL HEALTH CARE EQUIPMENT & SERVICES 152,418
INSURANCE - 1.1%
197,000 Corebridge Financial Inc 6 .375 09/15/54 194,785
TOTAL INSURANCE 194,785
UTILITIES - 1.5%
49,000 Duke Energy Corp 6 .450 09/01/54 49,150
65,000 (b) Edison International 5 .375 N/A 59,862
147,000 EUSHI Finance Inc 7 .625 12/15/54 153,279
TOTAL UTILITIES 262,291
TOTAL CORPORATE BONDS
(Cost $1,266,801) 680,494
TOTAL LONG-TERM INVESTMENTS
(Cost $16,918,680) 17,508,730
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 9.6%
1,704,295 (g) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .390 (h) 1,704,295
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,704,295) 1,704,295
TOTAL INVESTMENTS - 108 .2%
(Cost $ 18,622,975 ) 19,213,025
OTHER ASSETS & LIABILITIES, NET -  (8.2)% (1,451,002)
NET ASSETS - 100% $ 17,762,023
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,621,264.
(b) Perpetual security. Maturity date is not applicable.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $4,217,365 or 22.0% of Total Investments.
(e) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2025
Securitized Credit
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
ASSET-BACKED SECURITIES - 20.5% –
$ 250,000 (a),(b) AGL CLO Ltd, (TSFR3M + 2.600%), 2023 25A 6 .893% 07/21/36 $ 252,121
88,395 (b) Alterna Funding III LLC, 2024 1A 7 .136 05/16/39 88,833
86,424 (b) Alterna Funding III LLC, 2024 1A 6 .260 05/16/39 87,022
100,000 (b) Avis Budget Rental Car Funding AESOP LLC, 2024 1A 5 .850 06/20/30 101,357
88,000 (b) Avis Budget Rental Car Funding AESOP LLC, 2019 3A 2 .360 03/20/26 87,801
350,000 (a),(b) Boyce Park Clo Ltd, (TSFR3M + 1.750%), 2022 1A 6 .367 04/21/35 351,671
150,000 (b) Brex Commercial Charge Card Master Trust, 2024 1 6 .680 07/15/27 151,018
97,958 (b) Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A 3 .100 12/15/50 90,770
331,333 (b) CARS-DB7 LP, 2023 1A 5 .750 09/15/53 333,519
350,000 Carvana Auto Receivables Trust 2024-P4, 2024 P4 4 .980 02/10/31 347,406
100,000 (b) Frontier Issuer LLC, 2023 1 6 .600 08/20/53 101,874
28,438 (a),(b) Gracie Point International Funding, (SOFR90A + 2.250%), 2023
2A
7 .181 03/01/27 28,493
245,555 (a),(b) Gracie Point International Funding, (SOFR90A + 1.950%), 2023
1A
6 .881 09/01/26 246,484
250,000 (b) Hertz Vehicle Financing III LLC, 2023 3A 5 .940 02/25/28 254,014
100,000 (b) Hertz Vehicle Financing III LP, 2021 2A 2 .120 12/27/27 94,464
115,845 (b) Hilton Grand Vacations Trust 2019-A, 2019 AA 2 .340 07/25/33 113,283
77,697 (b) Hilton Grand Vacations Trust 2024-2, 2024 2A 5 .500 03/25/38 78,439
200,000 (b) Hotwire Funding LLC 5 .687 05/20/53 201,495
100,000 (b) Hotwire Funding LLC, 2024 1A 5 .893 06/20/54 101,290
200,000 (b) LAD Auto Receivables Trust 2024-3, 2024 3A 4 .740 01/15/30 198,359
199,714 (b) Lyra Music Assets Delaware LP, 2024 2A 5 .760 12/22/64 198,502
300,000 (a),(b) Magnetite XXXVII Ltd, (TSFR3M + 2.300%), 2023 37A 6 .593 10/20/36 303,087
100,000 (b) Mercury Financial Credit Card Master Trust, 2024 2A 6 .560 07/20/29 101,345
100,000 (b) MetroNet Infrastructure Issuer LLC, 2023 1A 6 .560 04/20/53 102,857
100,000 (b) MetroNet Infrastructure Issuer LLC, 2024 1A 6 .230 04/20/54 102,025
153,686 (b) MVW 2020-1 LLC, 2020 1A 1 .740 10/20/37 147,723
146,520 (b) MVW Owner Trust 2019-1, 2019 1A 2 .890 11/20/36 145,450
220,000 (a),(b) Myers Park CLO Ltd, (TSFR3M + 1.862%), 2018 1A 6 .155 10/20/30 220,800
500,000 (a),(b) OHA Credit Funding 3 LTD, (TSFR3M + 1.600%), 2019 3A 5 .893 01/20/38 503,393
250,000 (a),(b) OHA Credit Funding 3 LTD, 2019 3A 5 .564 01/20/38 251,573
250,000 (a),(b) OneMain Financial Issuance Trust 2021-1, (SOFR30A + 0.760%),
2021 1A
5 .358 06/16/36 250,507
150,000 (b) Oscar US Funding XVII LLC, 2024 2A 4 .470 03/12/29 147,484
250,000 (b) PenFed Auto Receivables Owner Trust 2022-A, 2022 A 4 .830 12/15/28 249,769
250,000 (b) Regional Management Issuance Trust 2024-2, 2024 2 5 .490 12/15/33 251,254
168,583 (b) Store Master Funding I-VII XIV XIX XX XXIV, 2023 1A 6 .190 06/20/53 171,524
142,462 (b) Taco Bell Funding LLC, 2021 1A 1 .946 08/25/51 133,828
140,625 (b) Taco Bell Funding LLC, 2016 1A 4 .970 05/25/46 140,527
260,000 (b) Tesla Auto Lease Trust 2023-B, 2023 B 6 .570 08/20/27 263,583
250,000 (a),(b) Texas Debt Capital CLO 2024-I Ltd, (TSFR3M + 1.950%), 2024 1A 6 .240 04/22/37 252,434
350,000 (b) VB-S1 Issuer LLC - VBTEL, 2024 1A 5 .590 05/15/54 351,521
50,000 Volkswagen Auto Lease Trust, 2024 A 5 .210 06/21/27 50,459
433,831 (b) VR Funding LLC, 2020 1A 2 .790 11/15/50 399,598
250,000 (b),(c) Zayo Issuer LLC, 2025 1A 5 .648 03/20/55 250,000
350,000 (b) Ziply Fiber Issuer LLC, 2024 1A 6 .640 04/20/54 359,957
TOTAL ASSET-BACKED SECURITIES
(Cost $8,555,165) 8,658,913
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
256,106 CORPORATE BONDS - 0 .6% 256,106
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
250,000 (b) SBA Tower Trust 6 .599 01/15/28 256,106
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 256,106
TOTAL CORPORATE BONDS
(Cost $252,538) 256,106

Portfolio of Investments January 31, 2025
(continued)
Securitized Credit

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 78.2% –
$ 100,000 Bank 2019-BNK19, 2019 BN20 3 .243% 09/15/62 $ 87,839
50,000 BANK 2019-BNK21, 2019 BN21 2 .851 10/17/52 44,966
350,000 BANK 2019-BNK22, 2019 BN22 3 .210 11/15/62 312,425
250,000 Benchmark 2018-B6 Mortgage Trust, 2018 B6 4 .261 10/10/51 242,029
55,000 Benchmark 2018-B8 Mortgage Trust, 2018 B8 4 .232 01/15/52 52,942
500,000 Benchmark 2019-B11 Mortgage Trust, 2019 B11 3 .784 05/15/52 461,030
200,000 Benchmark 2019-B12 Mortgage Trust, B12 3 .419 08/15/52 181,714
199,000 Benchmark 2019-B15 Mortgage Trust, 2019 B15 3 .715 12/15/72 156,318
200,000 Benchmark 2019-B9 Mortgage Trust, B9 4 .016 03/15/52 191,022
300,000 Benchmark 2021-B24 Mortgage Trust, 2021 B24 2 .584 03/15/54 256,240
100,000 Benchmark 2021-B28 Mortgage Trust, 2021 B28 2 .429 08/15/54 82,707
530,000 Benchmark Mortgage Trust, 2021 B27 2 .390 07/15/54 441,956
229,035 (a),(b) BX Commercial Mortgage Trust 2021-CIP, (TSFR1M + 1.385%),
2021 CIP
5 .691 12/15/38 228,895
250,000 (a),(b) BX Trust 2021-VIEW, (TSFR1M + 1.394%), 2021 VIEW 5 .700 06/15/36 249,657
569,943 (b) CAMB Commercial Mortgage Trust 2021-CX2, 2021 CX2 2 .700 11/10/46 470,059
200,000 CD 2017-CD4 Mortgage Trust, 2017 CD4 3 .514 05/10/50 190,025
200,000 Citigroup Commercial Mortgage Trust 2015-GC29, 2015 GC29 3 .457 04/10/48 197,956
200,000 Citigroup Commercial Mortgage Trust 2016-C3, 2016 C3 3 .366 11/15/49 189,689
200,000 COMM 2015-LC21 Mortgage Trust, 2015 LC21 4 .043 07/10/48 198,574
295,000 COMM 2018-COR3 Mortgage Trust, 2018 COR3 4 .516 05/10/51 247,600
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A +
3.000%), 2022 R05
7 .351 04/25/42 311,071
300,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A +
4.650%), 2022 R07
8 .999 06/25/42 324,310
240,000 (a),(b) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A +
4.750%), 2022 R09
9 .099 09/25/42 261,040
315,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A +
3.750%), 2023 R01
8 .099 12/25/42 336,647
45,000 CSAIL 2017-CX10 Commercial Mortgage Trust, 2017 CX10 3 .458 11/15/50 42,585
200,000 CSAIL 2020-C19 Commercial Mortgage Trust, 2020 C19 2 .971 03/15/53 169,061
250,000 DBJPM 20-C9 Mortgage Trust, 2020 C9 1 .926 08/15/53 213,296
57,872 (b) DBWF Mortgage Trust, 2015 LCM 2 .998 06/10/34 56,193
500,000 (b) EQT Trust 2024-EXTR, 2024 EXTR 5 .331 07/05/41 501,144
1,193,601 Fannie Mae Pool, FN MA4626 4 .000 06/01/52 1,093,791
106,153 Fannie Mae Pool, FN CB1301 2 .500 08/01/51 87,457
427,729 Fannie Mae Pool, FN MA4655 4 .000 07/01/52 391,580
359,291 Fannie Mae Pool, FN MA4700, 2022 1 4 .000 07/01/52 329,156
402,617 Fannie Mae Pool, FN MA4701, 2022 1 4 .500 07/01/52 379,643
797,291 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 751,796
86,829 Fannie Mae Pool, FN MA4761 5 .000 09/01/52 84,118
76,113 Fannie Mae Pool, FN FS5179 5 .000 06/01/53 74,048
523,033 Fannie Mae Pool, FN MA4783 4 .000 10/01/52 479,007
461,402 Fannie Mae Pool, FN MA4625, 2022 1 3 .500 06/01/52 409,049
94,223 Fannie Mae Pool, FN FS7299 3 .000 05/01/52 80,906
189,105 Fannie Mae Pool, FN MA4732 4 .000 09/01/52 173,244
455,022 Fannie Mae Pool, FN MA4737, 2022 1 5 .000 08/01/52 440,853
668,963 Fannie Mae Pool, FN MA4784 4 .500 10/01/52 630,814
2,237,237 Fannie Mae Pool, FN MA4579 3 .000 04/01/52 1,906,488
120,229 Fannie Mae Pool, FN MA4804 4 .000 11/01/52 110,103
243,577 Fannie Mae Pool, FN CB3905 3 .500 06/01/52 215,966
499,687 Fannie Mae Pool, FN FS1535 3 .000 04/01/52 427,855
821,615 Fannie Mae Pool, FN MA5353 5 .500 05/01/54 811,709
220,005 Fannie Mae Pool, FN CB2804 2 .500 02/01/52 181,224
970,595 Fannie Mae Pool, FN MA4805, 2022 1 4 .500 11/01/52 915,027
133,076 Fannie Mae Pool, FN MA4842, 2022 1 5 .500 12/01/52 131,949
906,526 Fannie Mae Pool, FN MA5070 4 .500 07/01/53 854,003
118,307 Fannie Mae Pool, FN MA5106 5 .000 08/01/53 114,455
263,997 Fannie Mae Pool, FN MA5295 6 .000 03/01/54 266,109
340,543 Fannie Mae Pool, FN MA4919 5 .500 02/01/53 337,033
288,605 Fannie Mae Pool, FN MA4918 5 .000 02/01/53 279,506
869,940 Fannie Mae Pool, FN MA4978 5 .000 04/01/53 840,381

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 164,134 Fannie Mae Pool, FN MA5039 5 .500% 06/01/53 $ 162,532
2,172,904 Fannie Mae Pool, FN MA5165 5 .500 10/01/53 2,148,823
169,102 Fannie Mae Pool, FN 310210, 2022 1 4 .000 05/01/44 159,318
1,488,066 Fannie Mae Pool, FN MA5530 5 .000 11/01/54 1,437,504
111,880 Fannie Mae Pool, FN MA4920 6 .000 02/01/53 112,813
78,973 Fannie Mae REMICS, 2022 40 2 .000 08/25/50 51,766
77,286 Fannie Mae REMICS, 2022 18 3 .500 04/25/52 57,246
92,541 (b) Flagstar Mortgage Trust 2021-5INV, 2021 5INV 3 .343 07/25/51 73,541
281,152 (b) Flagstar Mortgage Trust 2021-8INV, 2021 8INV 3 .511 09/25/51 227,642
187,710 Freddie Mac Pool, FR RA9629 5 .500 08/01/53 186,217
72,653 Freddie Mac Pool, FR SD4810 3 .000 04/01/52 62,541
39,378 Freddie Mac Pool, FR RA7211, 2022 1 4 .000 04/01/52 36,084
74,382 Freddie Mac Pool, FR SD8231 4 .500 07/01/52 70,054
588,062 Freddie Mac Pool, FR RA6766 2 .500 02/01/52 485,422
36,720 Freddie Mac REMICS, 2018 4783 4 .000 04/15/48 33,663
45,981 Freddie Mac REMICS, 2018 4776 4 .000 03/15/48 42,306
27,307 Freddie Mac REMICS, 2020 5017 2 .000 09/25/50 17,569
157,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA5, (SOFR30A +
4.500%), 2022 DNA5
8 .851 06/25/42 168,764
300,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A +
4.000%), 2022 HQA2
8 .351 07/25/42 319,258
300,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-HQA3, (SOFR30A +
3.550%), 2022 HQA3
7 .901 08/25/42 316,442
63,354 Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 61,748
233,751 Ginnie Mae II Pool, G2 MA8200 4 .000 08/20/52 215,330
57,572 Ginnie Mae II Pool, G2 MA7419, 2021 MTGE 3 .000 06/20/51 50,179
326,412 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 292,203
75,223 Ginnie Mae II Pool, G2 MA7768, 2021 1 3 .000 12/20/51 65,519
109,112 Ginnie Mae II Pool, G2 MA8201 4 .500 08/20/52 103,400
104,336 Government National Mortgage Association, 2023 111 3 .000 02/20/52 69,261
575,000 GS Mortgage Securities Trust 2017-GS6, 2017 GS6 3 .638 05/10/50 532,682
245,000 GS Mortgage Securities Trust 2018-GS9, 2018 GS9 3 .992 03/10/51 237,956
45,000 GS Mortgage Securities Trust 2019-GSA1, 2019 GSA1 3 .340 11/10/52 40,992
232,556 (b) GS Mortgage-Backed Securities Trust 2021-PJ6, 2021 PJ6 2 .500 11/25/51 185,736
89,348 (b) GS Mortgage-Backed Securities Trust 2023-PJ1, 2023 PJ1 3 .500 02/25/53 76,587
79,305 (b) J.P. Morgan Mortgage Trust 2021-15, 2021 15 2 .500 06/25/52 63,244
182,977 (b) J.P. Morgan Mortgage Trust 2021-INV5, 2021 INV5 3 .188 12/25/51 148,200
251,996 (b) J.P. Morgan Mortgage Trust 2022-6, 2022 6 3 .000 11/25/52 209,569
235,404 (b) JP Morgan Mortgage Trust 2017-2, 2 3 .500 05/25/47 209,239
228,844 (b) JP Morgan Mortgage Trust 2017-5, 2017 5 5 .107 10/26/48 229,744
81,829 (b) JP Morgan Mortgage Trust 2018-4, 2018 4 3 .500 10/25/48 71,498
243,522 (b) JP MORGAN MORTGAGE TRUST 2018-5, 2018 5 3 .500 10/25/48 213,812
245,094 (b) JP Morgan Mortgage Trust 2020-1, 2020 1 3 .817 06/25/50 214,529
387,575 (b) JP Morgan Mortgage Trust 2020-7, 2020 7 3 .000 01/25/51 328,854
303,641 (b) JP Morgan Mortgage Trust 2021-11, 2021 11 2 .500 01/25/52 242,147
22,702 (b) JP Morgan Mortgage Trust 2021-4, 2021 4 2 .880 08/25/51 17,634
91,940 (b) JP Morgan Mortgage Trust 2021-INV4, 2021 INV4 3 .212 01/25/52 72,088
184,855 (b) JP Morgan Mortgage Trust 2021-INV6, 2021 INV6 3 .344 04/25/52 146,102
250,000 JPMBB Commercial Mortgage Securities Trust 2014-C23, 2014
C23
4 .590 09/15/47 243,784
345,000 JPMDB Commercial Mortgage Securities Trust 2016-C2, 2016 C2 3 .144 06/15/49 334,049
300,000 JPMDB Commercial Mortgage Securities Trust 2017-C7, C7 3 .409 10/15/50 287,079
75,915 (b) Morgan Stanley Residential Mortgage Loan Trust 2021-5, 2021 5 2 .500 08/25/51 60,753
261,174 (b) Morgan Stanley Residential Mortgage Loan Trust 2023-1, 2023 1 4 .000 02/25/53 234,191
250,000 (b) Natixis Commercial Mortgage Securities Trust 2019-LVL, 2019
LVL
3 .885 08/15/38 233,104
264,470 (b) OBX 2022-INV5 Trust, 2022 INV5 4 .000 10/25/52 234,090
83,880 (b) Oceanview Mortgage Trust 2022-1, 2022 1 4 .500 11/25/52 77,562
400,000 (b) One Bryant Park Trust 2019-OBP, 2019 OBP 2 .516 09/15/54 354,318
200,000 (b) ONNI Commerical Mortgage Trust 2024-APT, 2024 APT 5 .753 07/15/39 202,072
267,524 (b) RCKT Mortgage Trust 2022-4, 2022 4 4 .000 06/25/52 236,880
216,407 (b) Sequoia Mortgage Trust 2020-1, 2020 1 3 .850 02/25/50 169,775

Portfolio of Investments January 31, 2025
(continued)
Securitized Credit

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 74,177 (b) Sequoia Mortgage Trust 2021-4, 2021 4 2 .500% 06/25/51 $ 59,155
45,000 UBS Commercial Mortgage Trust 2017-C5, 2017 C5 3 .474 11/15/50 42,642
100,000 (b) Verus Securitization Trust 2023-INV1, 2023 INV1 7 .521 02/25/68 101,062
100,000 Wells Fargo Commercial Mortgage Trust 2016-BNK1, 2016 BNK1 2 .652 08/15/49 96,211
165,000 Wells Fargo Commercial Mortgage Trust 2017-C38, 2017 C38 3 .917 07/15/50 155,881
90,000 Wells Fargo Commercial Mortgage Trust 2017-C42, 2017 C42 3 .589 12/15/50 85,770
150,000 Wells Fargo Commercial Mortgage Trust 2021-C59, 2021 C59 2 .626 04/15/54 128,038
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $32,785,228) 33,100,434
TOTAL LONG-TERM INVESTMENTS
(Cost $41,592,931) 42,015,453
OTHER ASSETS & LIABILITIES, NET -  0.7% 311,081
NET ASSETS - 100% $ 42,326,534
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $16,753,762 or 39.9% of Total Investments.
(c) When-issued or delayed delivery security.

Portfolio of Investments January 31, 2025
Ultra Short Municipal
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  99.9%
9990000 MUNICIPAL BONDS - 99 .9% 9990000
ARIZONA - 1.0%
$ 100,000 (a) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Varibale Rate Demand Obligations,
Series 2015C
1 .850% 01/01/46 $ 100,000
TOTAL ARIZONA 100,000
CALIFORNIA - 18.4%
335,000 (a) Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2024D
1 .550 04/01/59 335,000
215,000 (a) California State, General Obligation Bonds, Kindergarten
University, Series 2004A-2
1 .400 05/01/34 215,000
330,000 (a) California Statewide Communities Development Authority,
Revenue Bonds, Rady Children's Hospital of San Diego, Variable
Rate Revenue Bonds, Series 2008B
1 .150 08/15/47 330,000
315,000 (a) Irvine Ranch Water District, California, Certificates of Participation,
Series 2009S
1 .300 10/01/41 315,000
335,000 (a) Metropolitan Water District of Southern California, Water
Revenue Bonds, Refunding Variable Rate Demand Series
2016B-2
1 .550 07/01/37 335,000
315,000 (a) San Mateo County Transportation Authority, California, Sales Tax
Revenue Bonds, Limited Tax Variable Rate Demand Subordinate
Series 2020B
1 .450 06/01/49 315,000
TOTAL CALIFORNIA 1,845,000
COLORADO - 2.2%
220,000 (a) Colorado Health Facilities Authority, Revenue Bonds, Boulder
Community Hospital Project, Variable Rate Demand Obligations
Series 2000
2 .330 10/01/30 220,000
TOTAL COLORADO 220,000
CONNECTICUT - 6.7%
335,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2013A
1 .450 07/01/42 335,000
335,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016A-3
2 .220 11/15/45 335,000
TOTAL CONNECTICUT 670,000
DISTRICT OF COLUMBIA - 6.4%
300,000 (a) District of Columbia, Multimodal Revenue Bonds, Carnegie
Endowment for International Peace, Series 2010
2 .250 11/01/45 300,000
335,000 (a) Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Series 2010D
2 .300 10/01/40 335,000
TOTAL DISTRICT OF COLUMBIA 635,000
FLORIDA - 2.0%
200,000 (a) JEA, Florida, Water and Sewerage System Revenue Bonds,
Variable Rate Demand Obligations Series 2008A-1 & 2008A-2
2 .250 10/01/42 200,000
TOTAL FLORIDA 200,000
INDIANA - 3.3%
335,000 (a) Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2017C-3
1 .850 07/01/47 335,000
TOTAL INDIANA 335,000
LOUISIANA - 3.3%
335,000 (a) Louisiana State, Gasoline and Fuels Tax Second Lien Revenue
Bonds, Refunding Series 2023A-2
1 .850 05/01/43 335,000
TOTAL LOUISIANA 335,000
MASSACHUSETTS - 6.3%
300,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2008U-6E
1 .750 10/01/42 300,000
335,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Mass General Brigham, Series 2024E-2
1 .550 07/01/52 335,000
TOTAL MASSACHUSETTS 635,000

Portfolio of Investments January 31, 2025
(continued)
Ultra Short Municipal

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 3.0%
$ 300,000 (a) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Variable Rate Demand
Obligations, Series 2000B
1 .750% 03/01/40 $ 300,000
TOTAL MISSOURI 300,000
NEW YORK - 16.8%
335,000 (a) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2014 Adjustable Rate Series AA-6
1 .800 06/15/48 335,000
335,000 (a) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2013 Series A-4
1 .850 08/01/39 335,000
335,000 (a) New York City Trust for Cultural Resources, New York, Revenue
Bonds, Pierpont Morgan Library, Series 2004
2 .100 02/01/34 335,000
335,000 (a) New York City, New York, General Obligation Bonds, Subseries
G-6 Fiscal Series 2012
1 .500 04/01/42 335,000
335,000 (a) New York State Housing Finance Agency, 316 Eleventh Avenue
Housing Revenue Bonds, Variable Rate Demand Obligation
Series 2009A
2 .300 05/15/41 335,000
TOTAL NEW YORK 1,675,000
NORTH CAROLINA - 6.7%
330,000 (a) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Variable Rate Demand Series 2007E - AGM Insured
1 .850 01/15/44 330,000
335,000 (a) North Carolina Educational Facilities Finance Agency, Revenue
Bonds, Duke University, Variable Rate Series 1992A
2 .000 06/01/27 335,000
TOTAL NORTH CAROLINA 665,000
OHIO - 3.4%
335,000 (a) Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2024C
1 .850 12/01/54 335,000
TOTAL OHIO 335,000
OREGON - 2.9%
290,000 (a) Oregon State, General Obligation Bonds, Veteran's Welfare
Series 110 Series 2022E
1 .850 06/01/45 290,000
TOTAL OREGON 290,000
PENNSYLVANIA - 6.1%
335,000 (a) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Variable Rate Series 2020
2 .240 12/01/39 335,000
275,000 (a) Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighth
Series, Variable Rate Demand Obligations, Series 2009C
2 .240 08/01/31 275,000
TOTAL PENNSYLVANIA 610,000
TENNESSEE - 3.4%
335,000 (a) Metropolitan Government of Nashville and Davidson County
Industrial Development Board, Tennessee, Multifamily Housing
Revenue Bonds, Summit Apartments Project, Refunding Series
2006
2 .250 07/15/36 335,000
TOTAL TENNESSEE 335,000
TEXAS - 2.0%
200,000 (a) Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Texas Children's Hospital, Series
2015-3
2 .250 10/01/45 200,000
TOTAL TEXAS 200,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 6.0%
$ 355,000 (a) Fairfax County Economic Development Authority, Virginia,
Revenue Bonds, Smithsonian Institution, Series 2003B
2 .150% 12/01/33 $ 355,000
250,000 (a) Loudoun County Industrial Development Authority, Virginia,
Revenue Bonds, Howard Hughes Medical Institute, Variable Rate
Demand Obligations, Series 2003D
2 .700 02/15/38 250,000
TOTAL VIRGINIA 605,000
TOTAL MUNICIPAL BONDS
(Cost $9,990,000) 9,990,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,990,000) 9,990,000
TOTAL INVESTMENTS - 99 .9%
(Cost $ 9,990,000 ) 9,990,000
OTHER ASSETS & LIABILITIES, NET -  0.1% 10,000
NET ASSETS - 100% $ 10,000,000
(a) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Statement of Assets and Liabilities
See Notes to Financial Statements

January 31, 2025 (Unaudited)
Municipal Total
Return
Core Impact
Bond
Emerging
Markets Debt High Yield
Preferred
Securities and
Income
Securitized
Credit
ASSETS
Long-term investments, at value
†‡
$ 1,532,884,381 $ 18,508,680 $ 26,436,646 $ 17,491,303 $ 17,508,730 $ 42,015,453
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – 115,418 1,372,012 1,016,240 1,704,295 –
Short-term investments, at value
◊
7,650,000 310,891 – – – –
Cash 35,792,298 270 952,991 819,235 23,272 368,699
Receivables:
Interest 17,254,244 173,871 315,844 319,573 266,669 140,025
Investments sold 2,990,650 5,000 204,474 206,083 202,784 386,397
Reclaims – – 7 – – –
Reimbursement from Adviser 86,963 3,957 16,928 16,720 16,647 20,495
Shares sold 13,098,043 – – – – –
Other 88,310 8,924 9,876 10,296 10,059 9,576
Total assets 1,609,844,889 19,127,011 29,308,778 19,879,450 19,732,456 42,940,645
LIABILITIES
Payables:
Collateral from securities lending – 115,418 1,372,012 1,016,240 1,704,295 –
Dividends 1,220,548 35,133 – 102,840 90,862 145,109
Interest 1,668 1 63 2 2 242
Investments purchased - regular settlement – – 412,613 – 125,000 149,403
Investments purchased - when-issued/delayed-
delivery settlement 8,854,600 250,000 200,000 774,549 – 250,000
Shares redeemed 5,406,918 40,610 – 9,647 4,926 17,494
Accrued expenses:
Custodian fees 101,975 9,779 10,793 13,576 7,022 11,062
Trustees fees 65,061 329 560 354 351 698
Professional fees 45,020 58,998 32,876 32,753 33,064 32,635
Shareholder reporting expenses 22,443 4,847 4,982 4,023 4,849 4,917
Shareholder servicing agent fees 144,524 6 77 58 62 77
Other 2,169 1,795 58 – – 2,474
Total liabilities 15,864,926 516,916 2,034,034 1,954,042 1,970,433 614,111
Net assets $ 1,593,979,963 $ 18,610,095 $ 27,274,744 $ 17,925,408 $ 17,762,023 $ 42,326,534
NET ASSETS CONSIST OF:
Paid-in capital $ 1,755,567,113 $ 21,133,886 $ 26,691,870 $ 17,425,821 $ 17,123,771 $ 41,901,279
Total distributable earnings (loss) (161,587,150) (2,523,791) 582,874 499,587 638,252 425,255
Net assets $ 1,593,979,963 $ 18,610,095 $ 27,274,744 $ 17,925,408 $ 17,762,023 $ 42,326,534
Shares outstanding 157,539,986 2,401,055 2,662,161 1,740,823 1,713,963 4,108,904
Net asset value ("NAV") per share 10.12 7.75 10.25 10.30 10.36 10.30
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 1,529,801,520 $ 19,723,660 $ 26,156,234 $ 17,117,646 $ 16,918,680 $ 41,592,931
◊
Short-term investments, cost 7,650,000 310,928 — — — —
‡ Includes securities loaned of $ — $ 110,578 $ 1,332,555 $ 976,996 $ 1,621,264 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

January 31, 2025 (Unaudited)
Ultra Short
Municipal
ASSETS
Short-term investments, at value
◊
9,990,000
Cash 61,759
Receivables:
Interest 15,618
Reimbursement from Adviser 16,217
Other 16,698
Total assets 10,100,292
LIABILITIES
Payables:
Dividends 13,954
Interest 1
Accrued expenses:
Custodian fees 4,282
Trustees fees 142
Professional fees 78,875
Shareholder reporting expenses 2,983
Shareholder servicing agent fees 55
Total liabilities 100,292
Net assets $ 10,000,000
NET ASSETS CONSIST OF:
Paid-in capital $ 10,000,000
Total distributable earnings (loss) –
Net assets $ 10,000,000
Shares outstanding 1,000,000
Net asset value ("NAV") per share 10.00
Authorized shares - per class Unlimited
Par value per share $ 0.01
◊
Short-term investments, cost 9,990,000

Statement of Operations
See Notes to Financial Statements

Six Months Ended January 31, 2025 (Unaudited)
Municipal Total
Return Core Impact Bond
Emerging Markets
Debt High Yield
INVESTMENT INCOME
Dividends $ — $ — $ — $ 7,426
Interest 33,459,732 328,669 888,051 677,768
Securities lending income, net — 528 1,599 4,311
Tax withheld — — — (153)
Total investment income 33,459,732 329,197 889,650 689,352
EXPENSES
– – – –
Shareholder servicing agent fees 247,967 125 362 257
Interest expense 15,748 102 158 8
Trustees fees 30,951 288 558 358
Custodian expenses, net 103,170 11,346 12,221 16,938
Registration fees 59,780 12,463 13,759 13,581
Professional fees 59,710 1,848 32,793 32,615
Shareholder reporting expenses 13,941 10,849 10,762 9,953
Other 11,333 4,350 1,207 505
Total expenses before fee waiver/expense reimbursement 542,600 41,371 71,820 74,215
Fee waiver/expense reimbursement (538,903) (41,273) (71,674) (74,215)
Net expenses 3,697 98 146 —
Net investment income (loss) 33,456,035 329,099 889,504 689,352
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 547,831 (102,946) 304,395 307,501
Net realized gain (loss) 547,831 (102,946) 304,395 307,501
Change in unrealized appreciation (depreciation) on:
Investments (16,356,383) (139,350) (789,219) (125,526)
Net change in unrealized appreciation (depreciation) (16,356,383) (139,350) (789,219) (125,526)
Net realized and unrealized gain (loss) (15,808,552) (242,296) (484,824) 181,975
Net increase (decrease) in net assets from operations $ 17,647,483 $ 86,803 $ 404,680 $ 871,327

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended January 31, 2025 (Unaudited)
Preferred Securities
and Income Securitized Credit
Ultra Short
Municipal
INVESTMENT INCOME
Dividends $ 8,824 $ — $ —
Interest 587,578 899,493 140,507
Securities lending income, net 4,590 — —
Total investment income 600,992 899,493 140,507
EXPENSES
– – –
Shareholder servicing agent fees 269 430 549
Interest expense 1,199 580 6
Trustees fees 355 717 187
Custodian expenses 8,469 13,376 1,270
Registration fees 13,581 16,244 20,091
Professional fees 32,809 36,179 83,274
Shareholder reporting expenses 10,678 10,634 9,591
Other 602 882 107
Total expenses before fee waiver/expense reimbursement 67,962 79,042 115,075
Fee waiver/expense reimbursement (66,770) (78,476) (115,075)
Net expenses 1,192 566 —
Net investment income (loss) 599,800 898,927 140,507
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 243,453 29,338 —
Net realized gain (loss) 243,453 29,338 –
Change in unrealized appreciation (depreciation) on:
Investments 9,931 (440,726) —
Net change in unrealized appreciation (depreciation) 9,931 (440,726) –
Net realized and unrealized gain (loss) 253,384 (411,388) —
Net increase (decrease) in net assets from operations $ 853,184 $ 487,539 $ 140,507

Statement of Changes in Net Assets
See Notes to Financial Statements

Municipal Total Return Core Impact Bond
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 33,456,035 $ 60,784,656 $ 329,099 $ 406,928
Net realized gain (loss) 547,831 (19,242,817) (102,946) (516,667)
Net change in unrealized appreciation (depreciation) (16,356,383) 26,827,234 (139,350) 666,388
Net increase (decrease) in net assets from operations 17,647,483 68,369,073 86,803 556,649
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (33,387,692) (60,373,205) (345,773) (417,176)
Total distributions (33,387,692) (60,373,205) (345,773) (417,176)
FUND SHARE TRANSACTIONS
Subscriptions 273,229,639 620,670,921 9,999,935 —
Reinvestments of distributions 25,945,086 46,693,208 128,402 8,607
Redemptions (255,006,040) (593,848,373) (123,642) –
Net increase (decrease) from Fund share transactions 44,168,685 73,515,756 10,004,695 8,607
Net increase (decrease) in net assets 28,428,476 81,511,624 9,745,725 148,080
Net assets at the beginning of period 1,565,551,487 1,484,039,863 8,864,370 8,716,290
Net assets at the end of period $ 1,593,979,963 $ 1,565,551,487 $ 18,610,095 $ 8,864,370

See Notes to Financial Statements

Emerging Markets Debt High Yield
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 889,504 $ 1,762,706 $ 689,352 $ 1,331,101
Net realized gain (loss) 304,395 200,624 307,501 203,370
Net change in unrealized appreciation (depreciation) (789,219) (19,849) (125,526) 286,601
Net increase (decrease) in net assets from operations 404,680 1,943,481 871,327 1,821,072
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,219,226) (1,919,930) (1,073,960) (1,330,002)
Total distributions (1,219,226) (1,919,930) (1,073,960) (1,330,002)
FUND SHARE TRANSACTIONS
Subscriptions 31,200 519,965 85,250 1,395,770
Reinvestments of distributions 26,136 38,859 96,777 110,058
Redemptions (24,664) (28,427) (91,193) (90,071)
Net increase (decrease) from Fund share transactions 32,672 530,397 90,834 1,415,757
Net increase (decrease) in net assets (781,874) 553,948 (111,799) 1,906,827
Net assets at the beginning of period 28,056,618 27,502,670 18,037,207 16,130,380
Net assets at the end of period $ 27,274,744 $ 28,056,618 $ 17,925,408 $ 18,037,207

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Preferred Securities and Income Securitized Credit
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
Unaudited
Six Months Ended
1/31/25
Year Ended
7/31/24
OPERATIONS
Net investment income (loss) $ 599,800 $ 1,169,694 $ 898,927 $ 1,460,907
Net realized gain (loss) 243,453 201,650 29,338 188,554
Net change in unrealized appreciation (depreciation) 9,931 855,041 (440,726) 340,757
Net increase (decrease) in net assets from operations 853,184 2,226,385 487,539 1,990,218
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (967,782) (1,218,770) (1,158,534) (1,516,440)
Total distributions (967,782) (1,218,770) (1,158,534) (1,516,440)
FUND SHARE TRANSACTIONS
Subscriptions 50,540 1,180,279 16,195,089 4,665,291
Reinvestments of distributions 75,227 78,694 162,982 257,560
Redemptions (48,140) (49,184) (153,958) (217,359)
Net increase (decrease) from Fund share transactions 77,627 1,209,789 16,204,113 4,705,492
Net increase (decrease) in net assets (36,971) 2,217,404 15,533,118 5,179,270
Net assets at the beginning of period 17,798,994 15,581,590 26,793,416 21,614,146
Net assets at the end of period $ 17,762,023 $ 17,798,994 $ 42,326,534 $ 26,793,416

See Notes to Financial Statements

Ultra Short Municipal
Unaudited
Six Months Ended
1/31/25
For the Period
2/29/24
(commencement of
operations)
through
7/31/24
OPERATIONS
Net investment income (loss) $ 140,507 $ 137,969
Net increase (decrease) in net assets from operations 140,507 137,969
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (140,507) (137,969)
Total distributions (140,507) (137,969)
FUND SHARE TRANSACTIONS
Subscriptions — 10,000,000
Net increase (decrease) from Fund share transactions — 10,000,000
Net increase (decrease) in net assets – 10,000,000
Net assets at the beginning of period 10,000,000 –
Net assets at the end of period $ 10,000,000 $ 10,000,000

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Municipal Total Return
1/31/25
(e)
$ 10.22 $ 0.22 $ (0.10) $ 0.12 $ (0.22) $ — $ (0.22) $ 10.12
7/31/24 10.13 0.41 0.09 0.50 (0.41) — (0.41) 10.22
7/31/23 10.52 0.36 (0.39) (0.03) (0.36) — (0.36) 10.13
7/31/22 11.95 0.32 (1.43) (1.11) (0.32) — (0.32) 10.52
7/31/21 11.71 0.33 0.24 0.57 (0.33) — (0.33) 11.95
7/31/20 11.50 0.35 0.21 0.56 (0.35) — (0.35) 11.71
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
1.14% $ 1,593,980 0.07%
(f)
0.07%
(f)
—
(f),(g)
—
(f),(g)
4.21%
(f)
14%
5.08 1,565,551 0.07 0.07 —
(g)
—
(g)
4.10 43
(0.19) 1,484,040 0.11 0.06% 0.04 —
(g)
3.59 58
(9.42) 1,477,295 0.11 0.05 0.06 — 2.81 32
4.96 1,631,074 0.10 0.05 0.05 —
(g)
2.80 7
5.00 1,358,883 0.18 0.06 0.12 — 3.07 19

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
4
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Core Impact Bond
1/31/25
(d)
$ 7.87 $ 0.19 $ (0.12) $ 0.07 $ (0.19) $ — $ (0.19) $ 7.75
7/31/24 7.74 0.36 0.14 0.50 (0.37) — (0.37) 7.87
7/31/23
(g)
7.57 0.25 0.19 0.44 (0.27) — (0.27) 7.74
10/31/22 9.84 0.28 (2.25) (1.97) (0.30) — (0.30) 7.57
10/31/21 9.90 0.24 (0.03) 0.21 (0.27) — (0.27) 9.84
10/31/20
(h)
10.00 0.04 (0.12) (0.08) (0.02) — (0.02) 9.90
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the nine months ended July 31, 2023.
(h)
For the period July 9, 2020 (commencement of operations) through October 31, 2020.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
0 .97% $ 18,610 0 .60%
(e)
—
(e) ,(f)
4 .81%
(e)
63%
6 .70 8,864 1 .41 —
(f)
4 .72 71
5 .77 8,716 2 .56
(e)
—
(e)
4 .26
(e)
46
( 20 .41 ) 8,233 2 .16 —
(f)
3 .15 53
2 .17 10,338 2 .13 —
(f)
2 .39 96
( 0 .77 ) 10,122 0 .99
(e)
—
(e)
1 .13
(e)
113

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Emerging Markets Debt
1/31/25
(d)
$ 10.55 $ 0.33 $ (0.17) $ 0.16 $ (0.34) $ (0.12) $ (0.46) $ 10.25
7/31/24 10.55 0.66 0.06 0.72 (0.66) (0.06) (0.72) 10.55
7/31/23
(g)
10.00 0.49 0.49 0.98 (0.43) — (0.43) 10.55
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
1 .48% $ 27,275 0 .51%
(e)
—
(e) ,(f)
6 .28%
(e)
23%
7 .15 28,057 0 .53 —
(f)
6 .40 27
9 .93 27,503 0 .51
(e)
—
(e)
6 .22
(e)
15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
High Yield
1/31/25
(d)
$ 10.41 $ 0.40 $ 0.11 $ 0.51 $ (0.40) $ (0.22) $ (0.62) $ 10.30
7/31/24 10.14 0.77 0.27 1.04 (0.77) ( — )
(f)
(0.77) 10.41
7/31/23
(g)
10.00 0.54 0.14 0.68 (0.54) — (0.54) 10.14
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
4 .96% $ 17,925 0 .81%
(e)
—
(e)
7 .53%
(e)
44%
10 .69 18,037 0 .80 —
(f)
7 .57 77
7 .01 16,130 0 .87
(e)
—
(e)
7 .19
(e)
16

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Preferred Securities and Income
1/31/25
(d)
$ 10.43 $ 0.35 $ 0.15 $ 0.50 $ (0.36) $ (0.21) $ (0.57) $ 10.36
7/31/24 9.84 0.69 0.62 1.31 (0.70) (0.02) (0.72) 10.43
7/31/23
(g)
10.00 0.50 (0.15) 0.35 (0.51) — (0.51) 9.84
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
4 .80% $ 17,762 0 .75%
(e)
0 .01%
(e)
6 .62%
(e)
18%
13 .85 17,799 0 .84 —
(f)
6 .90 38
3 .57 15,582 0 .79
(e)
—
(e)
6 .76
(e)
10

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Securitized Credit
1/31/25
(d)
$ 10.48 $ 0.29 $ (0.14) $ 0.15 $ (0.27) $ (0.06) $ (0.33) $ 10.30
7/31/24 10.31 0.58 0.19 0.77 (0.57) (0.03) (0.60) 10.48
7/31/23
(g)
10.00 0.40 0.28 0.68 (0.37) — (0.37) 10.31
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period November 1, 2022 (commencement of operations) through July 31, 2023.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
1 .66% $ 42,327 0 .48%
(e)
—
(e) ,(f)
5 .50%
(e)
19%
7 .81 26,793 0 .54 —
(f)
5 .70 46
6 .82 21,614 0 .66
(e)
—
(e)
5 .20
(e)
17

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
4
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value, End
of Period
Ultra Short Municipal
1/31/25
(d)
$ 10.00 $ 0.14 $ — $ 0.14 $ (0.14) $ — $ (0.14) $ 10.00
7/31/24
(f)
10.00 0.14 — 0.14 (0.14) — (0.14) 10.00
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
For the period February 29, 2024 (commencement of operations) through July 31, 2024.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
1.41% $ 10,000 2.28%
(e)
—
(e)
2.79%
(e)
— %
1.39 10,000 1.91
(e)
—
(e)
3.28
(e)
—

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information : The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Municipal Total Return Managed
Accounts Portfolio (“Municipal Total Return”), Nuveen Core Impact Bond Managed Accounts Portfolio (“Core Impact Bond”), Nuveen Emerging
Markets Debt Managed Accounts Portfolio (“Emerging Markets Debt”), Nuveen High Yield Managed Accounts Portfolio (“High Yield”), Nuveen
Preferred Securities and Income Managed Accounts Portfolio (“Preferred Securities and Income”), Nuveen Securitized Credit Managed Accounts
Portfolio (“Securitized Credit Managed”) and Nuveen Ultra Short Municipal Managed Accounts Portfolio (“Ultra Short Municipal”) (each a “Fund”
and collectively the “Funds”), among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.
Each Fund is developed exclusively for use within separately managed accounts sponsored by Nuveen, LLC (“Nuveen”). Each Fund is a specialized fixed-income fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Each
Fund enables certain Nuveen separately managed account investors to achieve greater diversification and return potential that smaller managed accounts might otherwise achieve by investing in additional fixed-income classes, including those that have a lower credit quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.
Current Fiscal Period: The end of the reporting period for the Funds is January 31, 2025, and the period covered by these Notes to Financial
Statements is the six months ended January 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolio, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common shares transactions through the date of the report. Total return is computed based on the NAV used for processing security and common shares transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, Municipal Total Return has an arrangement with its custodian bank, State Street
Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on the Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the Custodian.
The amount of custodian fee credit earned by the Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net”. During the current reporting period, the custodian fee credit earned by the Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Fund
Gross
Custodian Fee
Credits
Municipal Total Return
$ 119,549

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period Core Impact Bond, Emerging Markets Debt and Preferred Securities and Income are invested in non-U.S.
securities. The percentage of investments in non-U.S. securities for Emerging Markets Debt are included within the Fund’s Portfolio of Investments.
As of the end of the reporting period, the percentage of investments in non-U.S. securities for Core Impact Bond and Preferred Securities are as
follows:
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is recorded on the ex-dividend date, or for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Core Impact Bond Value
% of Total
Investments
Country:
Supranational $ 1,122,496 5.9%
Canada 885,104 4.7
Netherlands 447,760 2.4
Mauritius 260,890 1.4
United Kingdom 250,050 1.3
Ireland 249,898 1.3
Germany 248,378 1.3
Sweden 201,950 1.1
Ecuador 201,558 1.0
Other 543,694 2.9
Total non-U.S. Securities $4,411,778 23.3%
Preferred Securities and Income Value
% of Total
Investments
Country:
United Kingdom $ 2,563,726 13.3%
France 1,646,033 8.6
Canada 1,288,020 6.7
Spain 1,049,005 5.5
Switzerland 738,166 3.8
Netherlands 454,318 2.4
Ireland 294,215 1.5
Australia 250,175 1.3
Germany 198,605 1.0
Other 192,399 1.0
Total non-U.S. Securities $8,674,662 45.1%

Notes to Financial Statements
(continued)
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.
The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Municipal Total Return
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,532,884,381 $ – $ 1,532,884,381
Short-Term Investments:
Municipal Bonds – 7,650,000 – 7,650,000
Total $ – $ 1,540,534,381 $ – $ 1,540,534,381
Core Impact Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 294,027 $ – $ 294,027
Asset-Backed Securities – 882,971 – 882,971
Corporate Bonds – 8,146,393 – 8,146,393
Emerging Market Debt and Foreign Corporate Bonds – 877,126 – 877,126
Mortgage-Backed Securities – 4,380,696 – 4,380,696
Municipal Bonds – 2,563,127 – 2,563,127
Sovereign Debt – 652,464 – 652,464
U.S. Government and Agency Obligations – 711,876 – 711,876
Investments Purchased with Collateral from Securities
Lending 115,418 – – 115,418
Short-Term Investments:
U.S. Government and Agency Obligations – 310,891 – 310,891
Total $ 115,418 $ 18,819,571 $ – $ 18,934,989
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 186,950 $ – $ 186,950
Contingent Capital Securities – 813,356 – 813,356
Corporate Bonds – 11,740,133 – 11,740,133
Sovereign Debt – 13,696,207 – 13,696,207
Investments Purchased with Collateral from Securities
Lending 1,372,012 – – 1,372,012
Total $ 1,372,012 $ 26,436,646 $ – $ 27,808,658
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 66,851 $ – $ 66,851
Corporate Bonds – 17,245,527 – 17,245,527
Exchange-Traded Funds 178,925 – – 178,925
Investments Purchased with Collateral from Securities
Lending 1,016,240 – – 1,016,240
Total $ 1,195,165 $ 17,312,378 $ – $ 18,507,543
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 10,265,115 $ – $ 10,265,115
Contingent Capital Securities – 6,563,121 – 6,563,121
Corporate Bonds – 609,494 71,000 680,494
Investments Purchased with Collateral from Securities
Lending 1,704,295 – – 1,704,295
Total $ 1,704,295 $ 17,437,730 $ 71,000 $ 19,213,025

Notes to Financial Statements
(continued)
4. Portfolio Securities
Inverse Floating Rate Securities: Municipal Total Return is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a)
floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and
(b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the
Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Securitized Credit
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 8,658,913 $ – $ 8,658,913
Corporate Bonds – 256,106 – 256,106
Mortgage-Backed Securities – 33,100,434 – 33,100,434
Total $ – $ 42,015,453 $ – $ 42,015,453
Ultra Short Municipal
Level 1 Level 2 Level 3 Total
Short-Term Investments:
Municipal Bonds – 9,990,000 – 9,990,000
Total $ – $ 9,990,000 $ – $ 9,990,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Securities Lending: Each Fund (except for Municipal Total Return and Ultra Short Municipal) may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a
Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ — $ — $ —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Municipal Total Return
$ — — %
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return
$ — $ — $ —

Notes to Financial Statements
(continued)
of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Core Impact Bond Corporate Bonds $110,578 $115,418
Emerging Markets Debt Corporate Bonds $784,715 $811,762
Soverign Debt 547,840 560,250
Total $1,332,555 $1,372,012
High Yield Corporate Bonds $976,996 $1,016,240
Preferred Securities and Income
$1000 Par (or similar) Institutional
Preferred $1,144,659 $1,202,620
Contingent Capital Securities 476,605 501,675
Total $1,621,264 $1,704,295
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
Municipal Total Return
$ 244,837,348 $ — $ 218,591,856 $ —
Core Impact Bond
6,888,520 11,337,191 806,454 7,385,559
Emerging Markets Debt
6,392,715 — 6,779,643 —
High Yield
7,887,263 — 8,382,414 —
Preferred Securities and Income
3,189,670 — 3,550,593 —
Securitized Credit
8,765,307 14,351,156 1,566,291 4,764,407
Ultra Short Municipal
— — — —

to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
1/31/25
Year Ended
7/31/24
Municipal Total Return Shares Amount Shares Amount
Subscriptions 26,810,969 $273,229,639 61,510,020 $620,670,921
Reinvestments of distributions 2,540,960 25,945,086 4,632,941 46,693,208
Redemptions (24,989,062) (255,006,040) (59,490,974) (593,848,373)
Net increase (decrease) 4,362,867 $44,168,685 6,651,987 $73,515,756
Six Months Ended
1/31/25
Year Ended
7/31/24
Core Impact Bond Shares Amount Shares Amount
Subscriptions 1,273,878 $9,999,935 — $—
Reinvestments of distributions 16,471 128,402 1,121 8,607
Redemptions (15,868) (123,642) — —
Net increase (decrease) 1,274,481 $10,004,695 1,121 $8,607
Six Months Ended
1/31/25
Year Ended
7/31/24
Emerging Markets Debt Shares Amount Shares Amount
Subscriptions 2,890 $31,200 50,141 $519,965
Reinvestments of distributions 2,500 26,136 3,744 38,859
Redemptions (2,360) (24,664) (2,711) (28,427)
Net increase (decrease) 3,030 $32,672 51,174 $530,397
Six Months Ended
1/31/25
Year Ended
7/31/24
High Yield Shares Amount Shares Amount
Subscriptions 8,096 $85,250 139,005 $1,395,770
Reinvestments of distributions 9,318 96,777 10,782 110,058
Redemptions (8,780) (91,193) (8,752) (90,071)
Net increase (decrease) 8,634 $90,834 141,035 $1,415,757
Six Months Ended
1/31/25
Year Ended
7/31/24
Preferred Securities and Income Shares Amount Shares Amount
Subscriptions 4,804 $50,540 119,891 $1,180,279
Reinvestments of distributions 7,185 75,227 7,768 78,694
Redemptions (4,598) (48,140) (4,817) (49,184)
Net increase (decrease) 7,391 $77,627 122,842 $1,209,789
Six Months Ended
1/31/25
Year Ended
7/31/24
Securitized Credit Shares Amount Shares Amount
Subscriptions 1,551,160 $16,195,089 457,044 $4,665,291
Reinvestments of distributions 15,642 162,982 25,030 257,560
Redemptions (14,778) (153,958) (21,036) (217,359)
Net increase (decrease) 1,552,024 $16,204,113 461,038 $4,705,492
Six Months Ended
1/31/25
Year Ended
For the Period
February 29, 2024
(commencement of operations)
through July 31, 2024
Ultra Short Municipal Shares Amount Shares Amount
Subscriptions — $— 1,000,000 $10,000,000
Net increase (decrease) — $— 1,000,000 $10,000,000

Notes to Financial Statements
(continued)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period July 1, 2024 through July 31, 2024 and paid on August 1, 2024.
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Municipal Total Return
$ 1,537,078,459 $ 17,121,796 $ (13,665,874) $ 3,455,922
Core Impact Bond
20,173,577 72,367 (1,310,955) (1,238,588)
Emerging Markets Debt
27,528,686 629,427 (349,455) 279,972
High Yield
18,137,210 473,019 (102,686) 370,333
Preferred Securities and Income
18,605,063 1,199,535 (591,573) 607,962
Securitized Credit
41,599,080 624,017 (207,644) 416,373
Ultra Short Municipal
9,990,000 — — —
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Municipal Total
Return
$ 6,887,068 $ 5,307 $ — $ 19,755,167 $ (167,051,628) $ — $ (5,442,855) $ (145,846,941)
Core Impact
Bond
— 42,735 — (1,106,996) (1,164,722) — (35,838) (2,264,821)
Emerging
Markets Debt
— 178,307 149,570 1,069,543 — — — 1,397,420
High Yield
— 143,369 178,153 497,755 — — (117,057) 702,220
Preferred
Securities and
Income
— 62,123 184,566 605,136 — — (98,975) 752,850
Securitized
Credit
— 181,526 174,228 858,039 — — (117,543) 1,096,250
Ultra Short
Municipal
23,152 — — — — — (23,152) —

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Adviser does not charge any management fees or other expenses directly to each Fund. The Adviser has agreed irrevocably during the existence of each Fund to waive all fees and pay or reimburse all expenses of each Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser and the Sub-Adviser are compensated for their services to the Funds from the fee charged at the separately managed account level.
Other Transactions with Affiliates: As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
Fund
Short-Term Long-Term Total
Municipal Total Return
$ 44,401,479 $ 122,650,149 $ 167,051,628
Core Impact Bond
248,299 916,423 1,164,722
Emerging Markets Debt
— — —
High Yield
— — —
Preferred Securities and Income
— — —
Securitized Credit
— — —
Ultra Short Municipal
— — —
Fund
TIAA
Owned Shares
Municipal Total Return
— %
Core Impact Bond
46
Emerging Markets Debt
98
High Yield

Preferred Securities and Income

Securitized Credit
50
Ultra Short Municipal

Notes to Financial Statements
(continued)
During the current fiscal period, the Funds utilized this facility. The following Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Municipal Total Return
$ —
Core Impact Bond
—
Emerging Markets Debt
399,521
High Yield
—
Preferred Securities and Income
—
Securitized Credit
1,568,561
Ultra Short Municipal
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Municipal Total Return
— $ — — %
Core Impact Bond
— — —
Emerging Markets Debt
2 399,521 5.53
High Yield
— — —
Preferred Securities and Income
— — —
Securitized Credit
2 1,568,561 5.53
Ultra Short Municipal
— — —

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is charged at the separately managed account level and not disclosed as part of the Funds’ financial statements.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a	)(1)	Not applicable to this filing.

(a	)(2)	Not applicable to this filing.

(a	)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a	)(4)	Not applicable.

(a	)(5)	Not applicable.

(b	)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Managed Accounts Portfolios Trust

Date: April 4, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 4, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: April 4, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)